As filed with the Securities and Exchange Commission on February 6, 2003

Registration Nos. 033-95354
and 811-9080

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [  ]
Post-Effective Amendment No. 10          [X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [  ]
ACT OF 1940
Amendment No. 1          [X]

Kansas City Life Variable Life Separate Account
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
 (Name of Depositor)

3520 Broadway, Kansas City, Missouri 64111-2565
 (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(816) 753-7000

Name and Address of Agent for Service:	Copy to:

William A. Schalekamp	W. Thomas Conner
Kansas City Life Insurance Company	Sutherland Asbill & Brennan LLP
3520 Broadway	1275 Pennsylvania Avenue, N.W.
Kansas City, Missouri 64111-2565	Washington, DC 20004-2415

It is proposed that this filing will become effective:
   [   ]   Immediately upon filing pursuant to paragraph (b) of Rule 485
   [   ]   On (date), pursuant to paragraph (b) of Rule 485
   [X]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [   ]   On (date) pursuant to paragraph (a)(1) of Rule 485

Title of securities being registered:
Individual Flexible Premium Variable Life Insurance Contracts

PROSPECTUS
INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS
KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT OF
Kansas City Life Insurance Company

Home Office:	Correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

This Prospectus describes an individual flexible premium variable life insurance contract (“Contract”) offered by Kansas City Life Insurance Company (“Kansas City Life”). We have provided a definitions section at the end of this Prospectus for your reference as you read.

The Contract is designed to provide insurance protection on the person named. The Contract also provides you the opportunity to allocate your premiums to one or more divisions (“Subaccounts”) of the Kansas City Life Variable Life Separate Account (“Variable Account”) or the Fixed Account. The assets of each Subaccount are invested in a corresponding portfolio of a designated mutual fund (“Funds”) as follows:

MFS®Variable Insurance TrustSM                                         American Century Variable Portfolios
   MFS Emerging Growth Series                                              American Century VP Capital Appreciation
   MFS Research Series                                                     American Century VP Income & Growth
   MFS Total Return Series                                                 American Century VP International
   MFS Utilities Series                                                    American Century VP Value
   MFS Strategic Income Series
   MFS Bond Series

Federated Insurance Series                                              Dreyfus Variable Investment Fund
   Federated American Leaders Fund II                                      Appreciation Portfolio(Initial Class)
   Federated High Income Bond Fund II
                                                                        Dreyfus Stock Index Fund(Initial Class)
   Federated Prime Money Fund II
                                                                        The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Class)
   Federated International Small Company Fund II

J.P. Morgan Series Trust II                                             Calamos Advisors Trust
   JPMorgan U.S. Disciplined Equity Portfolio                              Calamos Convertible Portfolio
   JPMorgan Small Company Portfolio
                                                                        A.I.M Variable Insurance Funds
                                                                           AIM V.I. Dent Demographic Trends Fund
Franklin Templeton Variable Insurance Products Trust
   Templeton Foreign Securities Fund (Class 2)                             AIM V.I. New Technology Fund
   Franklin Small Cap Fund (Class 2)
                                                                        Seligman Portfolios, Inc.
   Franklin Real Estate Fund (Class 2)                                     Seligman Capital Portfolio(Class 2)
   Templeton Developing Markets Securities Fund (Class 2)                  Seligman Communications and Information Portfolio    (Class 2)

The accompanying prospectuses for the Funds describe these portfolios. The value of amounts allocated to the Variable Account (prior to the date the Contract matures) will vary according to the investment performance of the Portfolios of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of premiums is our Fixed Account. The Fixed Account is part of Kansas City Life’s general account. It pays interest at declared rates guaranteed to equal or exceed 4%.

The Contract also offers you the flexibility to vary the amount and timing of Premium Payments and to change the amount of Death Benefits payable. This flexibility allows you to provide for your changing insurance needs under a single insurance contract.

You can select from two Coverage Options available under the Contract:

        Option A: a level Death Benefit; and
        Option B: a Death Benefit that fluctuates with the value of the Contract.

We guarantee that the Death Benefit Proceeds will never be less than a specified amount of insurance (less any outstanding loans and past due charges) as long as you pay sufficient premiums to keep the Contract in force.

The Contract provides for a value that you can receive by surrendering the Contract. There is no guaranteed minimum value. If the value is insufficient to cover the charges due under the Contract, the Contract will lapse without value. It may not be advantageous to replace existing insurance. Within certain limits, you may return the Contract or exercise a no-fee transfer right.

This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract. Please keep these for future reference.

An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves certain risks including the loss of Premium Payments (principal).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus is Dated *** *, ****

                                                PROSPECTUS CONTENTS

Summary of the
contract............................................................................................5

Contract
Benefits............................................................................................5
         Death
         Benefits...................................................................................5
         Cash
         Benefits...................................................................................5
         Tax
         Benefits...................................................................................6
         Free Look Right to
         Cancel.....................................................................................6
         Guaranteed Payment Period and Guaranteed Monthly
         Premium....................................................................................6
         Supplemental
         Benefits...................................................................................6

Contract
Risks...............................................................................................7

Fee
Table...............................................................................................9

Total Annual Portfolio Operating
Expenses:...........................................................................................15

GENERAL INFORMATION ABOUT KANSAS CITY
LIFE................................................................................................17
         Kansas City Life Insurance
         Company....................................................................................17
         Fixed
         Account....................................................................................17

THE VARIABLE ACCOUNT AND THE
FUNDS...............................................................................................17
         Kansas City Life Variable Life Separate
         Account....................................................................................17

The
Funds...............................................................................................17
         Addition, Deletion or Substitution of
         Investments................................................................................21
         Voting
         Rights.....................................................................................21

CHARGES AND
DEDUCTIONS..........................................................................................21
         Premium Expense
         Charge.....................................................................................22
         Monthly
         Deduction..................................................................................22
         Daily Mortality and Expense Risk
         Charge.....................................................................................23
         Transfer Processing
         Fee........................................................................................23
         Surrender
         Charge.....................................................................................24
         Partial Surrender
         Fee........................................................................................25
         Fund
         Expenses...................................................................................25
         Other Tax
         Charge.....................................................................................26

THE
CONTRACT............................................................................................26
         Purchasing a
         Contract...................................................................................26
         Who Should Purchase a
         Contract...................................................................................26
         Applying for a
         Contract...................................................................................26
         Determination of Contract
         Date.......................................................................................27
         Replacement of Existing
         Insurance..................................................................................27
         Free Look Right to Cancel
         Contract...................................................................................27

ALLOCATIONS AND
TRANSFERS...........................................................................................28
         Premium Allocations and
         Crediting..................................................................................28
         Transfer
         Privilege..................................................................................28
         Dollar Cost Averaging
         Plan.......................................................................................29
         Portfolio rebalancing
         plan.......................................................................................29
         Supplemental and/or Rider
         Benefits...................................................................................30

PREMIUM
PAYMENTS............................................................................................32

         Premiums...................................................................................32
         Premium Payments to Prevent
         Lapse......................................................................................33

HOW YOUR CONTRACT VALUES
VARY................................................................................................34
         Bonus on Contract Value in the Variable
         Account....................................................................................34
         Determining the Contract
         Value......................................................................................34
         Cash Surrender
         Value......................................................................................35
         Company
         Holidays...................................................................................35

DEATH BENEFIT AND CHANGES IN SPECIFIED
AMOUNT..............................................................................................35
         Amount of Death Benefit
         Proceeds...................................................................................35
         Coverage
         Options....................................................................................35
         Initial Specified Amount and Coverage
         Option.....................................................................................36
         Changes in Coverage
         Option.....................................................................................36
         Changes in Specified
         Amount.....................................................................................36
         Selecting and Changing the
         Beneficiary................................................................................37

CASH
BENEFITS............................................................................................37
         Contract
         Loans......................................................................................37
         Surrendering the Contract for Cash Surrender
         Value......................................................................................38
         Partial
         Surrenders.................................................................................39
         Maturity
         Benefit....................................................................................39
         Payment
         Options....................................................................................39
         Contract
         Loans......................................................................................40

PAYMENT OF
PROCEEDS............................................................................................41

         Reinstatement..............................................................................41

TAX
CONSIDERATIONS......................................................................................41

         Introduction...............................................................................41
         Tax Status of the
         Contract...................................................................................41
         Tax Treatment of Contract
         Benefits...................................................................................42

OTHER INFORMATION ABOUT THE CONTRACTS AND KANSAS CITY
LIFE................................................................................................44
         Sale of the
         Contracts..................................................................................44
         Telephone, Facsimile, Electronic Mail and Internet
         Authorizations.............................................................................44

         Litigation.................................................................................45
         Financial
         Statements.................................................................................45
         Definitions................................................................................46
         Appendix - Maximum Surrender Charge
         Factors....................................................................................48
SUMMARY OF THE CONTRACT

The Contract is an individual Flexible Premium Variable Life Insurance Contract. As long as it remains in force it provides lifetime insurance protection on the Insured until the Maturity Date. You pay Premiums for insurance coverage. The Contract also provides for accumulation of Premiums and a Cash Surrender Value if the Contract terminates. The Cash Surrender Value, if any, during the early years of the Contract is likely to be much lower than the Premiums paid.

The Contract is built around its Contract Value. The Contract Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Fixed Account, the Premiums you pay, the Contract fees and charges we deduct, and the effect of any Contract transactions (such as transfers, partial surrenders, and loans). We do not guarantee any minimum Contract Value. You could lose some or all of your money.

This summary describes the Contract’s important benefits and risks. The sections in the Prospectus following this summary discuss the Contract’s benefits and other provisions in more detail. The “Definitions” section at the end of the Prospectus defines certain words and phrases used in this Prospectus.

The Contract is not available in all states. This Prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

We may offer other variable life insurance contracts that have different death benefits, contract features and optional programs. These contracts would also have different charges that would affect your Sub-account performance and Contract Value. To obtain more information about these other contracts, contact your registered representative.

NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire Prospectus and the Funds’ prospectuses carefully before investing.

CONTRACT BENEFITS

DEATH BENEFITS

We pay a death benefit to the beneficiary if the Insured dies while the Contract is in force and prior to the Contract’s maturity date. We pay the death benefit when we receive satisfactory proof at our Home Office of the Insured’s death.

  Death Benefits are available as lump sum or under a variety of payment options.
  The Minimum Specified Amount is $100,000 for issue Ages 0-49 and $50,000 for issue Ages 50-80. We may allow these minimum limits to be reduced. (See “Applying for a Contract,” page 26.)
  There are two Coverage Options available:
  Option A--at least equal to the Specified Amount.
  Option B--at least equal to the Specified Amount plus Contract Value. (See “Coverage Options,” page 35.)
  There is flexibility to change the Coverage Option and Specified Amount. (See “Changes in Coverage Option,” page 36 for rules and limits.) Changing the Coverage Option or Specified Amount may have tax consequences.
  We deduct any Indebtedness from the amount payable.

CASH BENEFITS

  ContractLoans. You may take loans for amounts up to the Cash Surrender Value less loan interest to the next Contract Anniversary. A 6% annual effective interest rate applies. Currently, a preferred loan is available in the 11th Contract Year. Loans reduce the amount available for allocations and transfers. Loans may have tax consequences. (See “TAX CONSIDERATIONS,” page 41.)
  Full Surrender. You may surrender your Contract at any time for its Cash Surrender Value. A surrender charge may apply. Surrendering the Contract may have tax consequences. (See “TAX CONSIDERATIONS,” page 41.)
  Partial Surrender. Partial surrenders generally are available provided you have enough remaining Cash Surrender Value. A partial surrender fee applies. We will assess a surrender charge for any resulting reduction in the Specified Amount. Partial surrenders may have adverse tax consequences. (See “TAX CONSIDERATIONS,” page 41.)
  Transfers. You may transfer amounts among the Subaccounts and the Fixed Account, subject to certain restrictions. There is no limit on the number of transfers you can make between the Subaccounts or to the Fixed Account. The first six transfers during each Contract Year are free. After the first six transfers, we will assess a $25 Transfer Processing Fee. Unused free transfers do not carry over to the next Contract Year. We will deduct any Transfer Processing Fee from the remaining Contract Value.

TAX BENEFITS

We intend for the Contract to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Contract Value, and therefore should not be taxed on increases in the Contract Value, until you take out a loan or partial surrender, surrender the Contract, or we pay the maturity benefit. In addition, transfers of Contract Value are not taxable transactions.

FREE LOOK RIGHT TO CANCEL

For a limited time, you have the right to cancel your Contract and receive a refund. (See “Free Look Right to Cancel Contract,” page 27.) During this “free-look” period, we will allocate Premiums to the Federated Prime Money Fund II Subaccount for 30 days. (See “Premium Allocations and Crediting,” page 28.) For a limited time after requesting an increase in the Contract’s amount of insurance coverage, you may cancel the increase and you may be entitled to a refund of certain charges.

GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM

We guarantee to keep the Contract in force during the first ten years of the Contract and during the ten years following the effective date of an increase in the Specified Amount as long as you meet a Premium requirement. (See “Guaranteed Payment Period and Guaranteed Monthly Premium,” page 33.) If the value is not enough to pay charges due, the Contract will lapse without value after a Grace Period. (See “Premium Payments to Prevent Lapse,” page 33.)

SUPPLEMENTAL BENEFITS

The following supplemental and/or rider benefits are available and may be added to your Contract. We will deduct monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction. Each is subject to its own requirements as to eligibility and additional cost.

  Disability Continuance of Insurance
  Disability Premium Benefit Rider
  Accidental Death Benefit
  Option to Increase Specified Amount
  Spouse's Term Insurance
  Children's Term Insurance
  Other Insured Term Insurance
  Extra Protection
  Maturity Extension Rider
  Accelerated Death Benefit/Living Benefits Rider

All of these riders may not be available in all states. Additional rules and limits apply to these supplemental and/or rider benefits. Please ask your Kansas City Life agent for further information or contact the Home Office.

Illustrations. We may prepare for use in marketing and other materials tables to illustrate hypothetically how certain values under a Contract change with investment performance over an extended period of time. The tables illustrate how Contract Values, Cash Surrender Values and Death Benefits under a Contract covering an Insured of a given age would vary over time if Planned Premium Payments were paid annually and the return on the assets in each of the Funds were an assumed uniform gross annual rate(s).

Actual returns will fluctuate over time and will be both positive and negative. The actual values under the Contact could be significantly different from those shown even if actual returns averaged the rates used in the illustrations, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Contract unless the Owner pays more than the stated premium.

The illustrations show Contract Values based on both current charges and guaranteed charges. Illustrated Contract Values in the illustrations based on current charges reflect a bonus that we may credit beginning in the eleventh Contract Year. The bonus is not guaranteed and we pay it at our sole discretion.

CONTRACT RISKS

  InvestmentRisk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease. In addition, we deduct Contract fees and charges from your Contract Value. There is no minimum guaranteed Contract Value. The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract. During times of poor investment performance, these deductions will have an even greater impact on you Contract Value. You could lose everything you invest. If you allocate net Premiums to the Fixed Account, then we credit your Contract account value (in the Fixed Account) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4.0%.
  Risk of Lapse. If the Contract Value is not enough to pay the Monthly Deduction when due, the Contract will lapse without value after a Grace Period. The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force. If your Contract does lapse you must pay the required amount before the end of the Grace Period. The Grace Period is 61 days and starts when we send the notice. Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary. A lapse could result in adverse tax consequences.
  Tax Risks. We anticipate that the Contract should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance, there is some uncertainty about the application of the Federal tax law to a Contract issued on a substandard basis, particularly if you pay the full amount of Premiums permitted under the Contract. Please consult a tax adviser about these consequences. Depending on the total amount of Premiums you pay, the Contract may be treated as a modified endowment contract under Federal tax laws. If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach age 59 ½. If the Contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Contract that is not a modified endowment contract are subject to the 10% penalty tax. (See “TAX CONSIDERATIONS,” page 41.)

You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

Surrender and Partial Surrender Risks. During the first fifteen Contract Years, we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered, lapses, or the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount). An additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase. Under some circumstances the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero.

You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Contract Value in the near future. We designed the Contract to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Even if you do not surrender your Contract, surrender charges may play a role in determining whether your Contract will lapse, because surrender charges affect the Cash Surrender value which is a measure we use to determine whether your Contract will enter the Grace Period (and possibly terminate). (See “Risk of Lapse,” above.) A surrender may have tax consequences.

  Loan Risks. A Contract loan will affect your Contract in several ways over time, whether or not it is repaid, because the investment results of the Subaccounts may be less than (or greater than) the net interest rate credited on the amount transferred to the Loan Account securing the loan.
  Your Contract Value, by comparison to a Contract under which no loan has been made, will be less if this Fixed Account net interest rate is less than the investment return of the applicable Subaccounts (and greater if the Fixed Account net interest rate is higher than the investment return of the applicable Subaccounts).
  A Contract loan increases the risk that the Contract will terminate, since a loan decreases the Cash Surrender Value.
  If the death benefit becomes payable while a Contract loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

A loan may have tax consequences. In addition, if you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

  Portfolio Risks. A comprehensive discussion of the risks of each Fund Portfolio may be found in each Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes transaction fees that you will pay at the time that you pay premiums, make partial surrenders, or transfer Contract account value among the Subaccounts and the Fixed Account, or if you completely surrender the Contract, the Contract lapses, or the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount). If the amount of a charge depends on the personal characteristics of the Insured or the Specified Amount under the Contract, the fee table lists the minimum and maximum charges we assess under the Contract, and the fees and charges of a representative Contract with a Specified Amount and with an Insured having the characteristics set forth below. These minimum, maximum and representative charges may assist you in understanding the range of possible charges as well as the charge an Owner may typically pay, but these charges may not be representative of the amount you actually pay under the Contract.

------------------------------------------------------------------------------------------------------------

                                             Transaction Fees
------------------------------------------------------------------------------------------------------------

            Charge                  When Charge is                        Amount Deducted
                                       Deducted
-------------------------------- ---------------------- ----------------------------------------------------

                                                        Guaranteed Charge1             Current Charge1
-------------------------------- ---------------------- -------------------------- -------------------------
Premium Expense Charge
-------------------------------- ---------------------- -------------------------- -------------------------
State and Local Tax Charge       Upon  receipt of each  2.25%  of  each   premium  2.25%  of  each  premium
                                 Premium Payment        payment                    payment
-------------------------------- ---------------------- -------------------------- -------------------------
Surrender Charge2
-------------------------------- ---------------------- -------------------------- -------------------------
Deferred Sales Load

                                 Upon       surrender,  30%  of  actual  premiums  30% of  actual  premiums
                                 lapse,   or  decrease  paid  up  to  a   maximum  paid  up  to  a  maximum
                                 in   the    Specified  Premium  amount  shown in  Premium  amount shown in
                                 Amount   during   the  the Contract.4             the Contract.5
                                 first   15   Contract
                                 Years (or  during the
                                 15  years   following
                                 an     increase    in
                                 Specified Amount3)
-------------------------------- ---------------------- -------------------------- -------------------------
1 For each type of charge, the guaranteed charge and the current charge is shown. The guaranteed charge is the maximum amount permitted by the Contract while the current charge is the amount currently charged.
2 The Surrender charge is the sum of the Deferred Sales Load and the Deferred Administrative Expense.
3 If you increase the Contract’s Specified Amount, a separate deferred sales load will apply to the Specified Amount increase, based on the Insured’s Age, sex and smoking class at the time of the increase.
4 During the first 15 Contract Years, the Deferred Sales Load is 30% of actual Premiums paid up to a maximum premium amount shown in the Contract. We base the maximum premium amount shown in a Contract on the issue Age, sex, Specified Amount and smoking class of the Insured. The Deferred Sales Load decreases after the 9th Contract year to 0% in the 15th Contract year.
5 During the first 15 Contract Years, the Deferred Sales Load is 30% of actual Premiums paid up to a maximum premium amount shown in the Contract. We base the maximum premium amount shown in a Contract on the issue Age, sex, Specified Amount and smoking class of the Insured. The Deferred Sales Load decreases after the 9th Contract year to 0% in the 15th Contract year.

                                             Transaction Fees
------------------------------------------------------------------------------------------------------------

            Charge                  When Charge is                        Amount Deducted
                                       Deducted
-------------------------------- ---------------------- ----------------------------------------------------

                                                        Guaranteed Charge6             Current Charge6
-------------------------------- ---------------------- -------------------------- -------------------------
Deferred Administrative Expense  Upon       surrender,  $5.00   per   $1,000   of  $5.00   per   $1,000  of
                                 lapse,   or  decrease  Specified Amount7          Specified Amount
                                 in   the    Specified
                                 Amount   during   the
                                 first   15   Contract
                                 years (or  during the
                                 15  years   following
                                 an     increase    in
                                 Specified Amount)
-------------------------------- ---------------------- -------------------------- -------------------------
Partial Surrender Fee            Upon   each   partial  The  lesser  of 2% of the  The  lesser of 2% of the
                                 surrender              amount   surrendered   or  amount   surrendered  or
                                                        $25.                       $25.
-------------------------------- ---------------------- -------------------------- -------------------------
Transfer Processing Fee
-------------------------------- ---------------------- -------------------------- -------------------------
                                 Upon   the   first  6  No Charge                  No Charge
                                 transfers     in    a
                                 Contract year
-------------------------------- ---------------------- -------------------------- -------------------------
                                 Upon  each   transfer  $25 per transfer           $25 per transfer
                                 over 6 in a  Contract
                                 year
-------------------------------- ---------------------- -------------------------- -------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. If the amount of a charge depends on the personal characteristics of the Insured or the Specified Amount under the Contract, then the fee table lists the minimum and maximum charges we assess under the Contract, and the fees and charges of a typical Contract with a Specified Amount and with an Insured having the characteristics set forth below. These charges may not be typical of the charges you will pay.

6 For each type of charge, the guaranteed charge and the current charge is shown. The guaranteed charge is the maximum amount permitted by the Contract while the current charge is the amount currently charged.
7 During the first 5 Contract Years, the Deferred Administrative Expense is $5.00 per $1,000 of Specified Amount and grades down to zero at the end of 15 years as shown below:
-------------------------------------------------------------------------------------------------------------------- ---------
End of Contract Year        1-5       6         7        8       9        10        11       12       13       14       15
      ------------------- -------- -------- -------- -------- -------- --------- -------- -------- -------- -------- ---------
      Charge per $1,000
      of Specified         $5.00    $4.50    $4.00    $3.50    $3.00    $2.50     $2.00    $1.50    $1.00    $0.50    $0.00
      Amount:

End of Contract Year means completed Contract Years or number of completed years following an increase in Specified Amount. The Deferred Administration Expense applies at the end of each Contract Year.

---------------------------------------------------------------------------------------------------------------------------------------

                                       Periodic Charges Other Than Portfolio Operating Expenses
---------------------------------------------------------------------------------------------------------------------------------------

               Charge                    When Charge is Deducted                             Amount Deducted
-------------------------------------- ---------------------------- -------------------------------------------------------------------

                                                                          Guaranteed Charge1                  Current Charge1
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Cost of Insurance:8
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On the Allocation  Date and  $0.06 - $26.63  per  $1,000  of  $0.05 - $26.63  per $1,000 of net
                                       each  Monthly   Anniversary  net amount at risk9 per month    amount at risk10 per month
                                       Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On the Allocation  Date and  $0.15 per  $1,000 of net amount  $0.15 per  $1,000  of net  amount
Smoker Age 36,  $200,000 in the first  each  Monthly   Anniversary  at risk per month                at risk per month
Contract year                          Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Monthly Expense Charge11
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Maintenance Charge                     On the  Contract  Date  and  $6.00 per month                  $6.00 per month
                                       on       each       Monthly
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Acquisition Charge                     On the  Contract  Date  and  $20.00 per month                 $20.00 per month
                                       on       each       Monthly
                                       Anniversary   Day  for  the
                                       first   Contract  Year  and
                                       for  12  months   following
                                       the  effective  date  of an
                                       increase    in    Specified
                                       Amount
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Mortality and Expense Risk Charge      Daily                        Annual  rate  of  0.90%  of the  Annual   rate  of  0.90%  of  the
                                                                    average  daily  net  assets  of  average  daily net assets of each
                                                                    each    Subaccount    you   are  Subaccount you are invested in
                                                                    invested in
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Loan Interest Charge12                 At   the    end   of   each                6%                                6%
                                       Contract Year
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
8 Cost of insurance charges vary based on the Insured’s age, sex, number of completed Contract years, Specified Amount, and risk class. The charge generally increases as the Insured ages. The cost of insurance charges shown in the table may not be typical of the charges you will pay. We guarantee that the cost of insurance rates will not exceed the maximum cost of insurance rates set forth in your Contract. More detailed information concerning your cost of insurance charges is available on request from our Home office.
9 The net amount at risk on a Monthly Anniversary is the difference between the Death Benefit and the Contract value.
10 The net amount at risk on a Monthly Anniversary is the difference between the Death Benefit and the Contract value.
11 The monthly expense charge is the sum of the Maintenance Charge and the Acquisition Charge.
12 The maximum guaranteed net cost of loans is 2.0% annually. The net cost of a loan is the difference between the rate of interest charged on Indebtedness (6.0%) and the amount credited to the Loan Account(4.0%).
---------------------------------------------------------------------------------------------------------------------------------------

                                       Periodic Charges Other Than Portfolio Operating Expenses
---------------------------------------------------------------------------------------------------------------------------------------

               Charge                    When Charge is Deducted                             Amount Deducted
-------------------------------------- ---------------------------- -------------------------------------------------------------------

                                                                          Guaranteed Charge1                  Current Charge1
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Optional Rider Charges13
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Disability Continuance of Insurance
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On rider's  effective  date  $0.01  -  $0.52  per  $1000  of  $0.01 - $0.32  per $1000 of rider
                                       and   on    each    Monthly  rider coverage amount per month  coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On rider's  effective  date  $0.03   per   $1000   of  rider  $0.0125   per   $1000   of  rider
Smoker Age 36,  $200,000 in the first  and   on    each    Monthly  coverage amount per month        coverage amount per month
Contract year                          Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Disability Premium Benefit Rider
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On rider's  effective  date  $0.08 - $0.32  per $1 of  rider  $0.04  -  $0.15  per $1 of  rider
                                       and   on    each    Monthly  coverage amount per month        coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On rider's  effective  date  $0.09 per $1 of rider  coverage  $0.04  per $1 of  rider  coverage
Smoker Age 36,  $200,000 in the first  and   on    each    Monthly  amount per month                 amount per month
Contract year                          Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Accidental Death Benefit
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On rider's  effective  date  $0 - $0.16  per  $1000 of rider  $0 - $0.16  per  $1000  of  rider
                                       and   on    each    Monthly  coverage amount per month        coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On rider's  effective  date  $0.09   per   $1000   of  rider  $0.09    per   $1000   of   rider
Smoker Age 36,  $200,000 in the first  and   on    each    Monthly  coverage amount per month        coverage amount per month
Contract year                          Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
13 Charges for most of the riders vary based on the insured’s issue or actual age, sex, and risk class, and may vary based on Contract year and base Specified Amount or net amount at risk. Charges based on actual age may increase as the insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your Contract’s specifications page will indicate the rider charges applicable to your Contract, and more detailed information concerning these rider charges is available on request from our Service Center.

---------------------------------------------------------------------------------------------------------------------------------------

                                       Periodic Charges Other Than Portfolio Operating Expenses
---------------------------------------------------------------------------------------------------------------------------------------

               Charge                    When Charge is Deducted                             Amount Deducted
-------------------------------------- ---------------------------- -------------------------------------------------------------------

                                                                          Guaranteed Charge1                  Current Charge1
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Option to Increase Specified Amount
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On rider's  effective  date  $0.05  -  $0.18  per   $1000  of  $0.05 - $0.18  per  $1000 of rider
                                       and   on    each    Monthly  rider coverage amount per month  coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On rider's  effective  date  $0.17   per   $1000   of  rider  $0.17    per   $1000   of   rider
Smoker Age 36,  $200,000 in the first  and   on    each    Monthly  coverage amount per month        coverage amount per month
Contract year                          Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Spouse's Term Insurance
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On rider's  effective  date  $0 - $2.18  per  $1000 of rider  $0 - $2.18  per  $1000  of  rider
                                       and   on    each    Monthly  coverage amount per month        coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On rider's  effective  date  $1.55   per   $1000   of  rider  $1.55    per   $1000   of   rider
Smoker Age 36,  $200,000 in the first  and   on    each    Monthly  coverage amount per month        coverage amount per month
Contract year                          Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Children's Term Insurance              On rider's  effective  date  $0.54   per   $1000   of  rider  $0.54    per   $1000   of   rider
                                       and   on    each    Monthly  coverage amount per month        coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Other Insured Term Insurance
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On rider's  effective  date  $0.06 -  $26.63  per  $1000  of  $0.06  -  $26.63   per  $1000  of
                                       and   on    each    Monthly  rider coverage amount per month  rider coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On rider's  effective  date  $0.15   per   $1000   of  rider  $0.15    per   $1000   of   rider
Smoker Age 36,  $200,000 in the first  and   on    each    Monthly  coverage amount per month        coverage amount per month
Contract year                          Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Extra Protection Rider
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Minimum and Maximum Charge             On rider's  effective  date  $0.06 -  $26.63  per  $1000  of  $0.06  -  $26.63   per  $1000  of
                                       and   on    each    Monthly  rider coverage amount per month  rider coverage amount per month
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Charges  for  a  Male  Preferred  Non  On rider's  effective  date  $0.15   per   $1000   of  rider  $0.10    per   $1000   of   rider
Smoker Age 36,  $200,000 in the first  and   on    each    Monthly  coverage amount per month        coverage amount per month
Contract year                          Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------

-------------------------------------- ---------------------------- -------------------------------------------------------------------

               Charge                    When Charge is Deducted                             Amount Deducted
-------------------------------------- ---------------------------- -------------------------------------------------------------------

                                                                          Guaranteed Charge1                  Current Charge1
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Maturity Extension Rider               On rider's  effective  date  No Charge                        No Charge
                                       and   on    each    Monthly
                                       Anniversary Day
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------
Accelerated   Death    Benefit/Living  At     the     time     the  No Charge                        No Charge
Benefits Rider                         accelerated  death  benefit
                                       is paid
-------------------------------------- ---------------------------- -------------------------------- ----------------------------------

For information concerning compensation paid in connection with the sale of the Contracts, see “Sale of the Contracts”.

The next table shows the minimum and maximum total operating expenses deducted from Portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2002. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES:

--------------------------------------------------------------- ------------------- ----- ------------------

                                                                     Minimum                   Maximum
                                                                     -------                   -------
--------------------------------------------------------------- ------------------- ----- ------------------
Total Annual Portfolio Operating Expenses (expenses that are            x            -                    x
deducted from Portfolio assets, including management fees,
distribution or service fees (12b-1 fees), and other expenses)
--------------------------------------------------------------- ------------------- ----- ------------------

The following table shows the fees and expenses (before waiver or reimbursement) charged by each Portfolio for the fiscal year ended December 31, 2002.

ANNUAL PORTFOLIO OPERATING EXPENSES14 (expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

 ---------------------------------------------------------------------------------------------------------------------------

 Portfolio                                     Management Fees12b-1 Fees     Other     Total Portfolio    Total Portfolio
                                                                           Expenses    Annual Expenses    Annual Expenses
                                                                                                        After Reimbursement15
 ---------------------------------------------------------------------------------------------------------------------------

 MFS(R)Variable Insurance TrustSM
 MFS Emerging Growth Series
 MFS Research Series
 MFS Total Return Series
 MFS Utilities Series
 MFS Strategic Income Series
 MFS Bond Series
 ---------------------------------------------------------------------------------------------------------------------------

 American Century Variable Portfolios
 American Century VP Capital Appreciation
 American Century VP Income & Growth
 American Century VP International
 American Century VP Value
 ---------------------------------------------------------------------------------------------------------------------------

 Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Prime Money Fund II
 Federated  International Small Company Fund II
 Corporation
 ---------------------------------------------------------------------------------------------------------------------------
14 These expenses are deducted directly from the assets of the underlying mutual fund Portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund provided the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown. See the Portfolio's prospectus for more complete information.
15 For some of the Portfolios, certain expenses were reimbursed and/or certain fees were waived during 2002. The column in the fee table titled “Total Portfolio Annual Expenses After Reimbursement” has been drafted in anticipation of including by amendment the net total annual portfolio annual expenses for the Portfolios that have contractual fee waivers and/or reimbursements (as well as footnotes describing the contractual arrangements) and to permit the Staff an opportunity to review the tabular presentation.
 ---------------------------------------------------------------------------------------------------------------------------

 Dreyfus Variable Investment Fund
 Appreciation Portfolio (Initial Class)
 Small Cap Portfolio (Initial Class)
 ---------------------------------------------------------------------------------------------------------------------------

 Dreyfus Stock Index Fund (Initial Class)

 ---------------------------------------------------------------------------------------------------------------------------

 The Dreyfus Socially Responsible Growth Fund,
 Inc. (Initial Class)
 ---------------------------------------------------------------------------------------------------------------------------

 J.P. Morgan Series Trust II
 JPMorgan U.S. Disciplined Equity Portfolio
 JPMorgan Small Company Portfolio
 ---------------------------------------------------------------------------------------------------------------------------

 Franklin Templeton Variable Insurance
 Products Trust Manager
 ---------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund (Class 2)
 Franklin Small Cap Fund (Class 2)
 Franklin Real Estate Fund (Class 2)
 Templeton  Developing  Markets Securities Fund
 (Class 2)
 ---------------------------------------------------------------------------------------------------------------------------

 Calamos Advisors Trust
 Calamos Convertible Portfolio
 ---------------------------------------------------------------------------------------------------------------------------

 AIM Variable Insurance Funds
 AIM V.I. Dent Demographic  Trends Fund (Series
 I Shares)
 AIM  V.I.  New   Technology   Fund  (Series  I
 Shares)
 AIM   V.I.   Premier   Equity   Fund   (Series
 I Shares)
 ---------------------------------------------------------------------------------------------------------------------------

 Seligman Portfolios, Inc.
 Seligman Capital Portfolio (Class 2)
 Seligman    Communications   and   Information
 Portfolio (Class 2)
 ---------------------------------------------------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT KANSAS CITY LIFE

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company organized under the laws of the State of Missouri in 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association (“IMSA”) and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FIXED ACCOUNT

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.

You may allocate some or all of your Premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See “Transfer Privilege”, page 28.) The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 4%.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT

We established the Kansas City Life Variable Life Separate Account as a separate investment account under Missouri law on April 24, 1995. This Variable Account supports the Contracts and may be used to support other variable life insurance contracts as well as for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and is a “separate account” within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contracts invest in shares of Portfolios of the Funds. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios are described below.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual fund portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.

MFS(R)Variable Insurance TrustSM

         MFS Emerging Growth Series (Manager: MFS Investment Management®). The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital. The Series' policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks and related securities of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

         MFS Research Series (Manager: MFS Investment Management®). The Research Series seeks to provide long-term growth of capital and future income. The Series' assets are allocated to selected industries and then to securities within those industries.

         MFS Total Return Series (Manager: MFS Investment Management®). The Total Return Series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

         MFS Utilities Series (Manager: MFS Investment Management®). The Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series will seek to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity and debt securities of both domestic and foreign (including emerging market) companies in the utilities industry.

         MFS Strategic Income Series (Manager: MFS Investment Management®). Formerly known as MFS Global Governments Series. The Strategic Income Series seeks to provide high current income by investing in fixed income securities. The Series invests, under normal market conditions, at least 65% of its total assets in fixed income securities.

         MFS Bond Series (Manager: MFS Investment Management®). The Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect Shareholders' capital. The Series may purchase lower-rated or non-rated debt securities commonly known as "junk bonds", but focuses on investment grade bonds.

American Century Variable Portfolios

         American Century VP Capital Appreciation Portfolio (Manager: American Century Investment Management, Inc.). The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

         American Century VP Income & Growth (Manager: American Century Investment Management‚ Inc.). American Century VP Income & Growth seeks dividend growth, current income, and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

         American Century VP International (Manager: American Century Investment Management, Inc.). The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency swings.

         American Century VP Value (Manager: American Century Investment Management, Inc.). American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

Federated Insurance Series

         Federated American Leaders Fund II (Manager: Federated Investment Management Company). The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing, primarily common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

         Federated High Income Bond Fund II (Manager: Federated Investment Management Company). The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds."

         Federated International Small Company Fund II (Manager: Federated Global Investment Management Corp). The investment objective is to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 billion or less.

         Federated Prime Money Fund II (Manager: Federated Investment Management Company). The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

Dreyfus Variable Investment Fund

         Appreciation Portfolio (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Fayez Sarofim & Co.). The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals the portfolio invests in common stocks focusing on “blue chip” companies with total market values of more than $5 billion at the time of purchase.

         Small Cap Portfolio (Manager: The Dreyfus Corporation). The portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with the total market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks, and convertible stocks, including those issued in initial public offerings.

Dreyfus Stock Index Fund (Manager: The Dreyfus Corporation; Index Sub-Investment Advisor: Mellon Equity Associates).

        The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Dreyfus Socially Responsible Growth Fund, Inc. (Manager: The Dreyfus Corporation; Sub-Investment Adviser: NCM Capital Management Group, Inc.).

        The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund’s management, meet traditional investment standards, and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. Morgan Series Trust II

         JPMorgan U.S. Disciplined Equity Portfolio (Manager: J.P. Morgan Investment Management Inc.). JPMorgan U.S. Disciplined Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. The Portfolio invests at least 80% of the value of its Assets in large-and medium capitalization U.S. Companies. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

         JPMorgan Small Company Portfolio (Manager: J.P. Morgan Investment Management Inc.). The investment objective of JPMorgan Small Company Portfolio is to provide a high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 80% of the value of its assets in the common stock of small and medium sized U.S. companies, typically represented by the Russell 2000 Index. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

Franklin Templeton Variable Insurance Products Trust

         Templeton Foreign Securities Fund (Class 2) (Manager: Templeton Investment Counsel, LLC.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invests at least 80% of its net assets in the equity securities of companies located outside the United States, including those in emerging markets.

         Franklin Small Cap Fund (Class 2) (Manager: Franklin Advisers, Inc.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

         Franklin Real Estate Fund (Class 2) (Manager: Franklin Advisers, Inc). The Fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the real estate sector.

         Templeton Developing Markets Securities Fund (Class 2) (Manager: Templeton Asset Management Ltd.). The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market equity securities.

Calamos Advisors Trust

         Calamos Convertible Portfolio (Manager: Calamos Asset Management, Inc.). Calamos Convertible Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies.

AIM Variable Insurance Funds

         AIM V.I. Dent Demographic Trends Fund (Series I Shares) (Manager: A I M Advisors, Inc.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

         AIM V.I. New Technology Fund (Series I Shares) (Manager: A I M Advisors, Inc.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing at least 65% of its total net assets in equity securities of technology and science companies.

         AIM V.I. Premier Equity Fund (Series I Shares) (Manager: A I M Advisors, Inc.) Formerly AIM V.I. Value Fund. The investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities or relative to the equity market generally.

Seligman Portfolios, Inc.

         Seligman Capital Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The objective is capital appreciation. The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

         Seligman Communications and Information Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The Portfolio's objective is capital gain. The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of Premium Payments or transfers among the Subaccounts.

We (or our affiliates) may receive significant compensation from a Fund’s 12b-1 fees or from a Fund’s investment adviser (or its affiliates) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue. These percentages differ and some Funds or their advisers (or affiliates) may pay us (or our affiliates) more than others. Currently, these percentages range from 0.15% to 0.25%.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a portfolio are no longer available for investment, if further investment in any portfolio should become inappropriate (in our judgment) in view of the purposes of the Variable Account, or for any other reason in our sole discretion, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company. The substituted fund may have different fees and expenses than the replaced fund. Substitutions may be made with respect to existing investments or the investment of future Premiums or both. We will not substitute any shares attributable to a Contract’s interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant, or for any other reason in our sole discretion. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners. Furthermore, we may close Subaccounts to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

  operate the Variable Account as a management investment company under the 1940 Act;
  de-register it under that Act if registration is no longer required; or
  combine it with other Kansas City Life separate accounts.

VOTING RIGHTS

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

To obtain voting instructions from you, before a meeting you will be sent voting instruction material, a voting instruction form and any other related material. Your number of votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions and any shares held in our general account in the same proportion as those shares for which we do receive voting instructions.

If required by state insurance officials, we may disregard voting instructions if such instructions would require us to vote shares in a manner that would:

  cause a change in sub-classification or investment objectives of one or more of the Portfolios;
  approve or disapprove an investment advisory agreement; or
  require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report. We may also modify the manner in which we calculate the weight to be given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.

CHARGES AND DEDUCTIONS

We may realize a profit on any charges and deductions. We may use this profit for any purpose, including payment of distribution charges. Below is a listing and description of the applicable charges and deductions under the Contract.

PREMIUM EXPENSE CHARGE

We deduct a 2.25% Premium expense charge from each Premium Payment. This charge reimburses us for state and local premium taxes as well as related administrative expenses associated with the Contracts. We apply Premiums to your Contract net of the Premium expense charge.

State premium tax rates vary from state and currently range between 0.50% and 3.50%. We may be subject to retaliatory tax in some states so that the effective premium tax ranges from 2.0% to 3.5%. The Premium Processing Charge that we deduct from each of your Premiums may not necessarily reflect the tax charged in your state, and will be deducted even if we are not subject to a premium or retaliatory tax in your state.

MONTHLY DEDUCTION

We will make Monthly Deductions to collect various charges under your Contract. We will make these Monthly Deductions on each Monthly Anniversary Day following the Allocation Date. On the Allocation Date, we will deduct Monthly Deductions for the Contract Date and each Monthly Anniversary that has occurred prior to the Allocation Date. (See “Premium Allocations and Crediting,” page 21) The Monthly Deduction consists of:

(1)  cost of insurance charges;

(2)  monthly expense charges; and

(3)  any charges for supplemental and/or rider benefits, as described below.

We deduct the Monthly Deduction pro rata on the basis of the portion of Contract Value in each Subaccount and/or the Fixed Account.

          Cost of Insurance Charge. This charge compensates us for the expense of providing insurance coverage. The charge depends on a number of variables and will vary from Contract to Contract and from month to month. For any Contract, we calculate the cost of insurance on a Monthly Anniversary Day by multiplying the current cost of insurance rate for the Insured by the net amount at risk for that Monthly Anniversary Day.

The cost of insurance rate for a Contract on a Monthly Anniversary Day is based on the Insured’s Age, sex, number of completed Contract Years, Specified Amount and risk class. We currently place Insureds in one of the following classes, based on underwriting:

  Standard Smoker--available issue Ages 15-80
  Standard Nonsmoker--available issue Ages 0-80
  Preferred Nonsmoker--available issue Ages 15-80

We may place an Insured in a substandard risk class, which involves a higher mortality risk than the Standard Smoker or Standard Nonsmoker classes.

The net amount at risk on a Monthly Anniversary Day is the difference between the Death Benefit (discounted at an interest rate which is the monthly equivalent of 4% per year) and the Contract Value (as calculated on that Monthly Anniversary Day before the cost of insurance charge is deducted).

We guarantee that the cost of insurance rates will not exceed the maximum cost of insurance rates set forth in the Contracts. The guaranteed rates for standard and preferred classes are based on the 1980 Commissioners’ Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates (“1980 CSO Tables”). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the Contract. We will determine current cost of insurance rates based on our expectations as to future mortality experience. We may change these rates from time to time.

Cost of insurance rates for an Insured in a nonsmoker standard class is lower than rates for an Insured of the same Age and sex in a smoker standard class. Cost of insurance rates for an Insured in a nonsmoker or smoker standard class are lower than guaranteed rates for an Insured of the same Age, sex and smoking class in a substandard class.

          Cost of Insurance Rates for Increases. We will determine the cost of insurance rate for an increase in Specified Amount on each Monthly Anniversary Day. It is based on the Insured's Age, sex, number of completed Contract Years and risk class.

We place the Insured in a risk class when we approve the Contract, based on our underwriting of the application. When you request an increase in Specified Amount, we do additional underwriting before approving the increase (except as noted below) to determine the risk class that will apply to the increase. If the risk class for the increase has lower cost of insurance rates than the existing risk class, we apply the lower rates to the entire Specified Amount. If the risk class for the increase has higher cost of insurance rates than the existing class, we apply the higher rates only to the increase in Specified Amount and the existing risk class will continue to apply to the existing Specified Amount.

We do not conduct underwriting for an increase in Specified Amount if you request the increase as part of a conversion from a term contract or on exercising the Option to Increase Specified Amount Rider. (See “Supplemental and/or Rider Benefits,” page 30) In the case of a term conversion, the risk class that applies to the increase is based on the provisions of the term contract. In the case of an increase under the Option to Increase Specified Amount Rider, the Insured’s risk class for an increase is the class in effect on the initial Specified Amount at the time that you elect the increase.

We determine the net amount at risk associated with a Specified Amount increase by determining the percentage that the Specified Amount increase bears to the Contract’s total Specified Amount immediately following the increase. The resulting percentage is the part of the Contract’s total net amount at risk that we attribute to the Specified Amount increase. We attribute the remaining percentage of the Contract’s total net amount at risk to the existing Specified Amount. (For example, if the Contract’s Specified Amount is increased by $100,000 and the total Specified Amount is $250,000, then we attribute 40% of the total net amount at risk to the Specified Amount increase.) On each Monthly Anniversary Day, the net amount at risk we use to determine the cost of insurance charge associated with the Specified Amount increase is the Contract’s total net amount of risk at that time, multiplied by the percentage calculated as described above. This percentage remains fixed until the Specified Amount is changed.

We may make a profit from this charge. Any profit may be used to finance distribution expenses.

          Monthly Expense Charge. The monthly expense charge is part of the Monthly Deduction. We begin deducting the monthly expense charge from the Contract Value as of the Contract Date. (See "Determination of Contract Date," page 27) Thereafter, we deduct a monthly expense charge as of each Monthly Anniversary Day. The monthly expense charge is made up of two parts:

(1)      a maintenance charge which is a level monthly charge that applies in all years. We guarantee that the maintenance charge will not exceed $6.00.
(2)      an acquisition charge which is a charge of $20 per Contract Month. This charge applies for the first Contract Year and for 12 months following the effective date of an increase in Specified Amount.

The monthly expense charge reimburses us for expenses incurred in the administration of the Contracts and the Variable Account. Even if the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels and we will incur the loss.

Supplemental and/or Rider Benefit Charges. These charges are part of the Monthly Deduction and vary by the benefit. (See "Supplemental and/or Rider Benefits," page 30)

DAILY MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from assets in the Subaccounts attributable to the Contracts. This charge does not apply to Fixed Account assets. The current charge is at an annual rate of 0.90% of net assets. We guarantee that this rate will not increase for the duration of a Contract.

The mortality risk we assume is that the Insured may die sooner than anticipated and we have to pay Death Benefits greater than we anticipated. The expense risk we assume is that expenses incurred in issuing and administering the Contracts and the Variable Account will exceed the administrative charges we assess. We may make a profit from this charge. Any profit may be used to finance distribution expenses.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free. We will assess a $25 transfer processing fee for each additional transfer. For the purpose of assessing the fee, we will consider each written or telephone, facsimile and electronic mail authorizations request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

SURRENDER CHARGE

During the first fifteen Contract Years or the fifteen years following an increase in Specified Amount, we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered, lapses, or the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount). The surrender charge deducted upon a reduction in Specified Amount is calculated as if the amount of the reduction is the amount surrendered. The surrender charge is the sum of two parts:

  the deferred sales load; and
  the deferred administrative expense.

The total surrender charge will not exceed the maximum surrender charge set forth in your Contract. An additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase. We credit any surrender charge deducted upon lapse back to the Contract Value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period during which the Contract was lapsed will not count.

Under some circumstances the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero. This will depend upon a number of factors, but is more likely if:

  Premiums paid are equal to or only slightly higher than the Guaranteed Monthly Premium shown in your Contract; or
  if investment performance of the Subaccounts is too low.

            Deferred Sales Load. The purpose of the deferred sales load is to reimburse us for some of the expenses we incur in the distribution of the Contracts. This deferred sales load is 30% of actual Premiums paid up to a maximum Premium amount shown in the Contract. We base the maximum Premium amount shown in the Contract on the issue Age, sex, Specified Amount and smoking and risk class applicable to the Insured. (See the Appendix for a chart that shows the maximum deferred sales load factor per $1,000 of Specified Amount for male and female smoker and non-smoker Insureds of varying ages in the standard risk class.) If you increase the Contract's Specified Amount, a separate deferred sales load will apply to the Specified Amount increase, based on the Insured's Age, sex and smoking and risk class at the time of the increase.

The deferred sales load in the first nine years of the surrender charge period is 30% of actual Premiums paid up to the maximum Premium amount shown in the Contract. After the ninth year of the surrender charge period, the deferred sales load declines until it reaches 0% in the fifteenth year of the surrender charge period.

            Deferred Administrative Expense. The deferred administrative expense partially covers the administrative costs of the Contracts as well as other overhead costs connected with our variable life insurance operations.

The Table below shows the deferred administrative expense we deduct if the Contract is completely surrendered, lapses or if the Specified Amount is reduced (including when a partial surrender reduces the Specified Amount) during the first fifteen years of the Contract or during the fifteen years following an increase in Specified Amount. The deferred administrative expense is a dollar amount per $1,000 of Specified Amount and grades down to zero at the end of fifteen years.

Table of Deferred Administrative Expenses per $1,000 of Specified Amount

-------------------------------------------------------------------------------------------

      End of Year            Deferred Administrative Expense
      -----------            -------------------------------
          1-5                             5.00
           6                              4.50
           7                              4.00
           8                              3.50
           9                              3.00
           10                             2.50
           11                             2.00
           12                             1.50
           13                             1.00
           14                             0.50
           15                             0.00

* End of year means number of completed Contract Years or number of completed years following an increase in Specified Amount.

After the fifth year, we will prorate the deferred administrative expense between years monthly. The charge for the first five years is level.

Example. Assume that a 35-year old male smoker in a risk class of Preferred purchases a Contract with a $100,000 Specified Amount. He makes annual Premium payments of $1,000 per year for five Contract years. In year five, he surrenders the Contract.

         Deferred Sales Load Portion of the Surrender Charge. The deferred sales load is equal to 30% of actual Premiums paid up to a maximum Premium amount shown in the Contract of $5,040. This maximum amount can be calculated by multiplying (i) the deferred sales load factor shown in the Appendix for a 35-year old male non-smoker in the Preferred risk class, or 50.40, by (ii) $100,000 (the Specified Amount) divided by $1,000 (since the factors are expressed in amounts per $1,000 of Specified Amount). Since actual Premiums paid, or $5,000, is less than the maximum Premium amount, $5,040, the deferred sales load charge is 30% of actual Premiums paid, or $1,500.

         Deferred Administrative Expense Portion of the Surrender Charge. The deferred administrative expense is equal to a dollar amount per $1,000 of Specified Amount. This amount can be calculated by multiplying (i) $5.00 (since the Contract is surrendered in year five), by (ii) $100,000 (the Specified Amount) divided by $1,000 (since the dollar amounts are expressed per $1,000 of Specified Amount). The result equals $500.

         Total Surrender Charge. The total surrender charge is equal to the sum of the deferred sales load and the deferred administrative expense. In the above example, the total surrender charge is equal to the sum of (i) the deferred sales load, $1,500, and (ii) the deferred administrative charge, $500, or $2,000.

PARTIAL SURRENDER FEE

We deduct an administrative charge upon a partial surrender. This charge is the lesser of 2% of the amount surrendered or $25. We will deduct this charge from the Contract Value in addition to the amount requested to be surrendered and it will be considered as part of the partial surrender amount.

FUND EXPENSES

The Fund Portfolios deduct investment advisory fees and other expenses from Portfolio assets. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. For information about the investment advisory fees and other expenses incurred by the Portfolios, see the “Fee Table” of this Prospectus and the accompanying prospectuses for the Funds.

OTHER TAX CHARGE

We do not currently assess a charge for any taxes other than state and local premium taxes incurred as a result of the operations of the Subaccounts. We reserve the right to assess a charge for such taxes against the Subaccounts if we determine that such taxes will be incurred.

THE CONTRACT

PURCHASING A CONTRACT

This Prospectus provides a general description of the Contracts. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like a copy of your Contract and endorsements, contact our Home Office.

WHO SHOULD PURCHASE A CONTRACT

The Contract is designed to provide long-term insurance benefits and may also provide long-term accumulation of value. You should evaluate the Contract in conjunction with other insurance policies that you own and you should consider your insurance needs and the Contract’s long-term investment potential. It may not be an advantage to you to replace existing insurance coverage with this Contract. You should carefully consider replacement especially if the decision to replace existing coverage is based solely on a comparison of illustrations.

APPLYING FOR A CONTRACT

To purchase a Contract, you must complete an application and submit it through an authorized Kansas City Life agent. If you are eligible for temporary life insurance coverage, a temporary insurance agreement (“TIA”) should also accompany the application. As long as the initial Premium Payment accompanies the TIA, the TIA provides insurance coverage from the date we receive the required Premium at our home office to the date we approve your application. In accordance with our underwriting rules, temporary life insurance coverage may not exceed $500,000. The TIA may not be in effect for more than 60 days. At the end of the 60 days, the TIA coverage terminates and we will return the initial Premium to the applicant.

For coverage under the TIA, you must pay an initial Premium Payment that is at least equal to two Guaranteed Monthly Premiums. We require only one Guaranteed Monthly Premium for Contracts when Premium Payments will be made under a pre-authorized payment or combined billing arrangement. (See “Premiums,”)

We require satisfactory evidence of the proposed Insured’s insurability, which may include a medical examination. The available issue ages are 0 through 80 on a nonsmoker basis, 15 through 80 on a preferred nonsmoker basis, and 15 through 80 on a smoker basis. Age is determined on the Contract Date based on the Insured’s Age last birthday. The minimum Specified Amount is $100,000 for issue ages 0-49 and $50,000 for issue ages 50-80. Acceptance of an application depends on our underwriting rules. We have the right to reject any application

While the Insured is living, the Owner may name a contingent Owner or a new Owner by Written Notice. If a contingent Owner has not been named, ownership of the Contract passes to the estate of the last Owner to die. The Owner may also be changed prior to the Insured’s death by Written Notice satisfactory to us. A change in Owner may have adverse tax consequences. (See “TAX CONSIDERATIONS,” page 41)

Ownership

The Insured is the owner unless otherwise provided in the application. As owner, you may exercise every right provided by your contract. These rights and privileges end at the Insured’s death.

The consent of the beneficiary is required to exercise these rights if you have not reserved the right to change the beneficiary.

Change of Ownership

You may change the ownership of this Contract by giving written notice to us. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it. We may require that the contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership. You should consult with your tax advisor before requesting any changes of ownership.

DETERMINATION OF CONTRACT DATE

In general, when applications are submitted with the required Premium Payment, the Contract Date will be the same as that of the TIA. For Contracts where the required Premium Payment is not accepted at the time of application or Contracts where values are applied to the new Contract from another contract, the Contract Date will be the approval date plus up to seven days. There are several exceptions to these rules described below.

Contract Date Calculated to be 29th, 30th or 31st of Month

No Contracts will be given a Contract Date of the 29th, 30th or 31st of the month. When values are applied to the new Contract from another contract and the Contract Date would be calculated to be one of these dates, the Contract Date will be the 28th of the month. In all other situations in which the Contract Date would be calculated to be the 29th, 30th or 31st of the month, the Contract Date will be the 1st of the next month.

Pre-Authorized Check Payment Plan (PAC) or Combined Billing (CB)--Premium With Application

If you request PAC or CB and provide the initial Premium with the application, the Contract Date will be the date of approval. Combined Billing is a billing where multiple Kansas City Life contracts are billed together.

Government Allotment (GA) and Federal Allotment (FA)

If you request GA or FA on the application and provide an initial Premium with the application, the Contract Date will be the date of approval. If you request GA or FA and we don’t receive the required initial Premium the Contract Date will be the date we receive a full monthly allotment.

Conversions

If you convert a Kansas City Life term insurance product to a new Contract, the Contract Date will be the date up to which the Premiums for the previous contract are paid. If you are converting more than one term policy, the Contract Date will be determined by the contract with the earliest date to which Premiums are paid.

The Contract Date is determined by these guidelines except you may be permitted by state insurance law to backdate the Contract to preserve insurance age (and receive a lower cost of insurance rate). In no case may the Contract Date be more than six months prior to the date the application was completed. We will charge Monthly Deductions from the Contract Date.

If coverage under an existing Kansas City Life insurance contract is being replaced, that contract will be terminated and values will be transferred on the date when you have met all underwriting and other requirements and we have approved your application. We will deduct Contract charges as of the Contract Date.

REPLACEMENT OF EXISTING INSURANCE

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract. You should replace your existing insurance only when you determine that the Contract is better for you. The charges and benefits of your existing insurance may be different from a Contract purchased from us. You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new sales charge and surrender charge period.

You should talk to your financial professional or tax adviser about the tax consequences associated with such an exchange, including whether the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender. Also, because we will not issue the Contract until we have received an initial Premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE LOOK RIGHT TO CANCEL CONTRACT

You may cancel your Contract for a refund during your “free-look” period. You may also cancel an increase in Specified Amount that you have requested. The free look period expires on the latest of:

  10 days after you receive your Contract or for an increase, your adjusted Contract;
  45 days after your application for either the Contract or the increase in Specified Amount is signed; or
  10 days after we mail or deliver a cancellation notice.

If you decide to cancel the Contract or an increase in Specified Amount, you must return the Contract to the Home Office or to the authorized Kansas City Life agent who sold it. Immediately after mailing or delivery within the “free-look” period, the Contract or the increase will be deemed void from the beginning. If you cancel the Contract, we will refund Premiums paid within seven calendar days after we receive the returned Contract. (This means that the amount we refund will not reflect either gains or losses resulting from Subaccount performance.) If you cancel an increase in the Specified Amount, we will return any charges attributable to the increase to your Contract Value.

ALLOCATIONS AND TRANSFERS

PREMIUM ALLOCATIONS AND CREDITING

In the Contract application, you select how we will allocate Premiums (less Premium expense charges) among the Subaccounts and the Fixed Account. The sum of your allocations must equal 100%. We may limit the number of Subaccounts to which you allocate Premiums (not applicable to Texas Contracts). We will never limit the number to less than 15. You may change the allocation percentages at any time by sending Written Notice. You may make changes in your allocation by telephone, facsimile and electronic mail if you have provided proper authorization. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 44) The change will apply to the Premium Payments received with or after receipt of your notice.

On the Allocation Date, we will allocate the initial Premium to the Federated Prime Money Fund II Subaccount. If we receive any additional Premiums before the Reallocation Date, we will also allocate these premiums to the Federated Prime Money Fund II Subaccount.

On the Reallocation Date we will allocate the amount in the Federated Prime Money Fund II Subaccount as directed in your application.

We will credit Premiums received on or after the Reallocation Date as directed by you. The Premiums will be invested within the Valuation Period during which we receive them at our Home Office unless we require additional underwriting. We won’t credit Premiums requiring additional underwriting until we have completed underwriting and accept the Premium Payment. If we reject the additional Premium Payment, we will return the Premium Payment promptly, without any adjustment for investment experience.

We may be delayed in processing your Contract application and/or Premiums due to submission delays by your agent. We will not apply any Premium until we have received the Contract application and/or Premium from your agent.

TRANSFER PRIVILEGE

After the Reallocation Date and prior to the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account, subject to the following restrictions:

  the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;
  we will treat a transfer request that reduces the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;
  we allow only one transfer each Contract Year from the Fixed Account;
  the amount transferred from the Fixed Account may not exceed 25% of the unloaned Fixed Account Value on the date of transfer (unless the balance after the transfer is less than $250 in which case we will transfer the entire amount);
  we may, where permitted, suspend or modify this transfer privilege at any time with notice to you.

There is no limit on the number of transfers you can make between the Subaccounts or to the Fixed Account. The first six transfers during each Contract Year are free. After the first six transfers, we will assess a $25 Transfer Processing Fee. Unused free transfers don’t carry over to the next Contract Year. For the purpose of assessing the fee, we consider each Written Notice or telephone, facsimile and electronic mail request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that transfer. We will deduct the processing fee from the remaining Contract Value.

We will make the transfer on the Valuation Day that we receive Written Notice requesting such transfer. You may also make transfers by telephone, facsimile and electronic mail if you have made the appropriate election at the time of application or have provided proper authorization. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 44)

An excessive number of transfers, including short-term “market timing” transfers, may adversely affect the performance of the underlying Fund in which a Subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we have the right not to process a transfer request. We also have the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If elected, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We cannot guarantee that the Dollar Cost Averaging Plan will result in a gain.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in the plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial or subsequent Premium Payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. You may make changes in dollar cost averaging by telephone, facsimile and electronic mail if you have provided proper authorization.

Dollar cost averaging transfers will start on the next Monthly Anniversary Day on or following the Reallocation Date or the date you request. Once elected, we will process transfers from the Federated Prime Money Fund II monthly until:

  we have completed the designated number of transfers;
  the value of the Federated Prime Money Fund II Subaccount is completely depleted; or
  you send Written Notice instructing us to cancel the monthly transfers.

Transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year. We may cancel this feature at any time with notice to you. We do not impose a charge for participation in this plan.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three-month intervals from the Monthly Anniversary Day on which portfolio rebalancing begins.

The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. This plan automatically adjusts your Portfolio mix to be consistent with your current allocation instructions. If you make a change to your Premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new Premium allocation unless you instruct us otherwise.

The redistribution occurring under this plan will not count toward the six free transfers permitted each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the Monthly Anniversary Day after the Dollar Cost Averaging Plan ends.

You may elect this plan at the time of application by completing the authorization on the application. You may also elect it after the Contract is issued by completing the election form. You may make changes in portfolio rebalancing by telephone, facsimile and electronic mail if you have provided proper authorization. Portfolio rebalancing will terminate when:

  you request any transfer unless you authorize a change in allocation at that time; or
  the day we receive Written Notice instructing us to cancel the plan.

If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution. We may cancel the Portfolio Rebalancing Plan at any time with notice to you. We do not impose a charge for participation in this plan.

Other Changes. Upon notice to you, we may modify the Contract. We can only do so if such modification is necessary to:

(1)        make the Contract or the Variable Account comply with any applicable law or regulation issued by a governmental agency to which we are subject,

(2)        assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to variable life contracts,

(3)        reflect a change in the operation of the Variable Account; or

(4)        provide additional Variable Account and/or fixed accumulation options.

We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the assets of the Variable Account. In the event of any such modification, we will issue an appropriate endorsement to the Contract, if required. We will exercise these changes in accordance with applicable law, including approval of Contract Owners if required.

SUPPLEMENTAL AND/OR RIDER BENEFITS

The following supplemental and/or rider benefits are available and may be added to your Contract. We will deduct monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction. All of these riders may not be available in all states.

Disability Continuance of Insurance (DCOI)

Issue Ages: 15-55, renewal through age 59

This rider covers the Contract’s Monthly Deductions during the period of total disability of the Insured. DCOI benefits become payable after the Insured’s total disability exists for six consecutive months and total disability occurs before age 60. Benefits under this rider continue until the Insured is no longer totally disabled.

Disability Premium Benefit Rider (DPB)

Issue Ages: 15-55, renewal through 59

This rider provides for the payment of the disability premium benefit amount as Premium to the Contract during a period of total disability of the Insured. The DPB benefit amount is a monthly amount that you request. DPB benefits become payable after the Insured’s total disability exists for six consecutive months and total disability occurs before age 60. Benefits under this rider continue until the Insured is no longer totally disabled.

Accidental Death Benefit (ADB)

Issue Ages: 5-60 This rider provides for the payment of an additional amount of insurance in the event of accidental death. The rider terminates when the Insured attains age 70.

Option to Increase Specified Amount (Assured Insurability - AI)

Issue Ages: 0-38

This rider allows the Specified Amount of the Contract to increase by the option amount or less, without evidence of insurability on the Insured. These increases may occur on regular option dates or alternate option dates. See the rider Contract for the specific dates.

Spouse's Term Insurance (STI)

Issue Ages: 15-50 (Spouse's age)

This rider provides decreasing term insurance on the Insured’s spouse. The amount of insurance coverage is expressed in units and a maximum number of five units may be purchased. The amount of insurance per unit of coverage is based on the Insured Spouse’s attained age. A table specifying the amount of insurance per unit of coverage is in the rider contract.

Children's Term Insurance (CTI)

Issue Ages: 14 Days - 17 Years (Children's ages)

This rider provides level term insurance on each Insured Child. This term insurance continues until the Contract anniversary on which the Insured Child’s attained age is 25. The rider expires on the Contract Anniversary on which the Insured is age 65.

Other Insured Term Insurance (OI)

Issue Ages: 0-65 (Other Insured's age)

This rider provides level yearly renewable term coverage on the Insured, the Insured’s spouse, and/or children. The coverage expires at the earlier of the Contract Anniversary on which the Insured or the Other Insured is Age 95 unless an earlier date is requested. The term insurance provided by this rider can be converted to a permanent contract at any time the rider is in force without evidence of insurability.

Extra Protection (EXP)

Issue Ages: 0-80

This rider provides level yearly renewable term coverage on the Insured. The coverage expires at the Contract Anniversary on which the Insured is Age 95 unless an earlier date is requested.

Maturity Extension Rider (MER)

Issue Ages: No restrictions

This rider provides the Contract Owner with the option to delay the Maturity Date of the Contract by 20 years. The tax consequences of extending the Maturity Date of the Contract beyond the 100th birthday of the Insured are uncertain. You should consult a tax adviser as to such consequences.

Accelerated Death Benefit/Living Benefits Rider (LBR)

Issue Ages: No restrictions

This rider provides you the opportunity to receive an accelerated payment of all or part of the Contract’s Death Benefit (adjusted to reflect current value) when the Insured is either terminally ill or receives care in an eligible nursing home. The rider provides for two accelerated payment options:

* Terminal Illness Option: This option is available if the Insured is diagnosed as terminally ill with a life expectancy of 12 months or less. When satisfactory evidence is provided, we will provide an accelerated payment of the portion of the death benefit you select as an Accelerated Death Benefit. You may elect to receive the benefit in a single sum or receive equal, monthly payments for 12 months.

* Nursing Home Option: This option is available after the Insured has been confined to an eligible nursing home for six months or more. When satisfactory evidence is provided, including certification by a licensed physician, that the Insured is expected to remain in the nursing home until death, we will provide an accelerated payment of the portion of the Death Benefit you select as an Accelerated Death Benefit. You may elect to receive the benefit in a single sum or receive equal, monthly payments for a specified number of years (not less than two) depending upon the age of the Insured. Under both options, the Death Benefit and associated values will be reduced at the time the benefit is initially calculated.

We can furnish you details about the amount of accelerated Death Benefit available to you if you are eligible and the adjusted Premium Payments that would be in effect if less than the entire Death Benefit is accelerated.

When you request an acceleration of a portion of the Death Benefit under this rider you may direct how we deduct the amount from your Contract Value in the Subaccounts and Fixed Account. If you provide no directions, we will deduct the payment amount from your Contract Value in the Subaccounts and Fixed Account on a pro rata basis.

You are not eligible for this benefit if you are required by law or a government agency to:

(1)        exercise this option to satisfy the claims of creditors, or

(2)        exercise this option in order to apply for, obtain, or retain a government benefit or entitlement.

You should know that electing to use the Accelerated Death Benefit could have adverse tax consequences. You should consult a tax adviser before electing to receive this benefit. (See “TAX CONSIDERATIONS, page 41”)

There is no charge for this rider.

The Other Insured Term Insurance and Extra Protection riders permit you, by purchasing term insurance, to increase insurance coverage without increasing the Contract’s Specified Amount. However, you should be aware that the cost of insurance charges and surrender charges associated with purchasing insurance coverage under these term riders may be different than would be associated with increasing the Specified Amount under the Contract.

The Other Insured rider has one risk class for nonsmokers and one risk class for smokers. The nonsmoker cost of insurance rates for this rider are generally between the Contract’s preferred and standard nonsmoker rates. The smoker cost of insurance rates are near the Contract’s smoker rates. The cost of insurance rates for the Extra Protection Rider are generally lower than the Contract’s rates. In addition, since the term insurance riders don’t have surrender charges, a Contract providing insurance coverage with a combination of Specified Amount and term insurance will have a lower maximum surrender charge than a Contract with the same amount of insurance coverage provided solely by the Specified Amount. In addition, sales representatives generally receive somewhat lower compensation from a term insurance rider than if the insurance coverage were part of the Contract’s Specified Amount.

Your determination as to how to purchase a desired level of insurance coverage should be based on your specific insurance needs. Consult your sales representative for further information.

Additional rules and limits apply to these supplemental and/or rider benefits. Not all such benefits may be available at any time, and supplemental and/or rider benefits in addition to those listed above may be made available. Please ask your Kansas City Life agent for further information or contact the Home Office.

The available issue ages are 0 through 80 on a nonsmoker basis, 15 through 80 on a preferred nonsmoker basis, and 15 through 80 on a smoker basis. Age is determined on the Contract Date based on the Insured’s Age last birthday. The minimum Specified Amount is $100,000 for issue ages 0-49 and $50,000 for issue ages 50-80. Acceptance of an application depends on our underwriting rules. We have the right to reject any application

PREMIUM PAYMENTS

PREMIUMS

The Contract is flexible with regard to the amount of Premiums you pay. When we issue the Contract we will set a Planned Premium amount. This amount is only an indication of your preference in making Premium Payments. You may make additional unscheduled Premiums at any time while the Contract is in force. We have the right to limit the number (except in Texas) and amount of such Premiums. There are requirements regarding the minimum and maximum Premium amounts that you can pay.

We deduct a Premium expense charge from all Premiums prior to allocating them to your Contract. (See “CHARGES AND DEDUCTIONS,” page 21.)

        Minimum Premium Amounts. The minimum initial Premium Payment required is the least amount for which we will issue a Contract. This amount depends on a number of factors. These factors include Age, sex and risk class of the proposed Insured, the initial Specified Amount, any supplemental and/or rider benefits and the Planned Premium Payments you propose to make. (See "Planned Premium Payments," below.) Consult your Kansas City Life agent for information about the initial Premium required for the coverage you desire.

Each premium after the initial Premium must be at least $25.

        Maximum Premium Information. Total premiums paid may not exceed premium limitations for life insurance set forth in the Internal Revenue Code. We will monitor Contracts and will notify you if a Premium Payment exceeds this limit and will cause the Contract to violate the definition of insurance. You may choose to take a refund of the portion of the Premium that we determine is in excess of the guideline premium limit or you may submit an application to modify the Contract so it continues to qualify as a contract for life insurance. Modifying the Contract may require evidence of insurability. (See "TAX CONSIDERATIONS," page 48)

Your Contract may become a modified endowment contract if Premium Payments exceed the “7-Pay Test” as set forth in the Internal Revenue Code. We will monitor Contracts and will attempt to notify you on a timely basis if, based on our interpretation of the relevant tax rules, your Contract is in jeopardy of becoming a modified endowment contract. (See “TAX CONSIDERATIONS,” page 41)

We reserve the right to require satisfactory evidence of insurability prior to accepting unscheduled Premiums. (See “ALLOCATIONS AND TRANSFERS,” page 28)

         General Premium Information. We will not accept Premium Payments after the Maturity Date. You must make Premium Payments by check payable to Kansas City Life Insurance Company or by any other method that we deem acceptable. You must clearly mark a loan repayment as such or we will credit it as a Premium. (See "Contract Loans," page 40.)

         Planned Premium Payments. When applying for a Contract, you select a plan for paying Premiums. Failure to pay Planned Premium Payments will not necessarily cause a Contract to lapse. Conversely, paying all Planned Premium Payments will not guarantee that a Contract will not lapse. You may elect to pay level Premiums quarterly, semi-annually or annually. You may also arrange to pay Planned Premium Payments on a special monthly or quarterly basis under a pre-authorized payment arrangement.

You are not required to pay Premiums in accordance with your plan. You can pay more or less than planned or skip a Planned Premium Payment entirely. (See “Premium Payments to Prevent Lapse,”, and “Guaranteed Payment Period and Guaranteed Monthly Premium,” below.) Subject to the minimum and maximum limits described above, you can change the amount and frequency of Planned Premiums Payments at any time.

Guaranteed Payment Period and Guaranteed Monthly Premium. During the Guaranteed Payment Period we guarantee that your Contract will not lapse if your Premium Payments are in line with the Guaranteed Monthly Premium requirement. For this guarantee to apply the total Premiums must be at least equal to the sum of:

  the amount of accumulated Guaranteed Monthly Premiums in effect; and
  additional Premium amounts to cover the total amount of any partial surrenders or Contract Loans you have made.

The Guaranteed Payment Period applies for ten years after the Contract Date and ten years after the effective date of an increase in the Specified Amount. The Contract shows the Guaranteed Monthly Premium.

The factors we use to determine the Guaranteed Monthly Premium vary by risk class, issue Age, and sex. In calculating the Guaranteed Monthly Premium, we include additional amounts for substandard ratings and supplemental and/or rider benefits. If you make a change to your Contract, we will:

  recalculate the Guaranteed Monthly Premium;
  notify you of the new Guaranteed Monthly Premium; and
  amend your Contract to reflect the change.

        Premium Payments Upon Increase in Specified Amount. A new Guaranteed Payment Period begins on the effective date of an increase in Specified Amount. We will notify you of the new Guaranteed Monthly Premium for this period. Depending on the Contract Value at the time of an increase and the amount of the increase requested, you may need to make an additional Premium Payment or change the amount of Planned Premium Payments. (See “Changes in Specified Amount,” page 28.)

PREMIUM PAYMENTS TO PREVENT LAPSE

Your Contract will lapse if there is insufficient value remaining in the Contract at the end of the Grace Period. Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary.

On each Monthly Anniversary Day we will check your Contract to determine if there is enough value to prevent lapse. If your Contract does lapse you must pay the required amount before the end of the Grace Period. The conditions to prevent lapse will depend on whether a Guaranteed Payment Period is in effect as follows:

         After the Guaranteed Payment Period. The Contract lapses and a Grace Period starts if the Cash Surrender Value is not enough to cover the Monthly Deduction. To prevent the Contract from terminating you must pay enough Premium to increase the Cash Surrender Value to at least the amount of three Monthly Deductions. You must make this payment before the end of the Grace Period.

         During the Guaranteed Payment Period. The Contract lapses and a Grace Period starts if: there is not enough Cash Surrender Value in your Contract to cover the Monthly Deduction; and the Premiums paid are less than required to guarantee lapse won't occur during the Guaranteed Payment Period. (See "Guaranteed Payment Period and Guaranteed Monthly Premium," page 33.)

If lapse occurs, the Premium you must pay to keep the Contract in force will be equal to the lesser of:

  the amount to guarantee the Contract won’t lapse during the Guaranteed Payment Period less the accumulated Premiums you have paid; and
  enough Premium to increase the Cash Surrender Value to at least the amount of three Monthly Deductions.

         Grace Period. The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force. We will send you notice of the amount required to be paid. The Grace Period is 61 days and starts when we send the notice. Your Contract remains in force during the Grace Period. If the Insured dies during the Grace Period, we will pay the Death Benefit Proceeds, but we will deduct any Monthly Deductions due. (See "Amount of Death Benefit Proceeds,") If you don't pay adequate Premiums before the Grace Period ends, your Contract will terminate. (See "Reinstatement,")

HOW YOUR CONTRACT VALUES VARY

Your Contract does not provide a minimum guaranteed Contract Value or Cash Surrender Value. Values will vary with the investment experience of the Subaccounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Contract Value. If the Cash Surrender Value on a Monthly Anniversary Day is less than the amount of the Monthly Deduction to be deducted on that date (See “Premium Payments to Prevent Lapse,” page 33) and the Guaranteed Payment Period is not then in effect, the Contract will be in default and a Grace Period will begin. (See “Guaranteed Payment Period and Guaranteed Monthly Premium,” page 33, and “Grace Period,” page 34.)

BONUS ON CONTRACT VALUE IN THE VARIABLE ACCOUNT

We may credit a bonus on amounts in the Variable Account beginning in the 11th Contract Year. We will credit any bonus on each Monthly Anniversary Day. The monthly bonus equals 0.0375% (0.45% on an annualized basis) of the Contract Value in each Subaccount at the end of each Contract Month. We do not guarantee that we will credit the bonus.

DETERMINING THE CONTRACT VALUE

On the Allocation Date the Contract Value is equal to the initial Premium less the Premium expense charge and the Monthly Deductions. On each Valuation Day thereafter, the Contract Value is the aggregate of the Subaccount Values and the Fixed Account Value (including the Loan Account Value). The Contract Value will vary to reflect the following:

  performance of the selected Subaccounts;
  interest credited on amounts allocated to the Fixed Account;
  interest credited on amounts in the Loan Account;
  charges;
  transfers;
  partial surrenders; and
  loans and loan repayments.

Subaccount Values. When you allocate an amount to a Subaccount, either by Premium or transfer, we credit your Contract with Accumulation Units in that Subaccount. The number of Accumulation Units in the Subaccount is determined by dividing the amount allocated to the Subaccount by the Subaccount’s Accumulation Unit value for the Valuation Day when the allocation is made.

The number of Subaccount Accumulation Units we credit to your Contract will increase when you allocate premiums to the Subaccount and when you transfer amounts to the Subaccount. The number of Subaccount accumulation units credited to a Contract will decrease when:

  we take the allocated portion of the Monthly Deduction from the Subaccount;
  you make a loan;
  you transfer an amount from the Subaccount; or
  you take a partial surrender (including the partial surrender fee) from the Subaccount.

         Accumulation Unit Values. A Subaccount's Accumulation Unit value varies to reflect the investment experience of the underlying Portfolio. It may increase or decrease from one Valuation Day to the next. We arbitrarily set the Accumulation Unit value for each Subaccount at $10 when we established the Subaccount. For each Valuation Period after establishment, the Accumulation Unit value is determined by multiplying the value of an Accumulation Unit for a Subaccount for the prior Valuation Period by the Net Investment Factor for the Subaccount for the current Valuation Period.

         Net Investment Factor. The Net Investment Factor is an index used to measure the investment performance of a Subaccount from one Valuation Day to the next. It is based on the change in net asset value of the Fund shares held by the Subaccount, and reflects any gains or losses in the Subaccounts, dividends paid, any capital gains or losses, any taxes, and the daily mortality and expense risk charge.

         Fixed Account Value. On any Valuation Day, the Fixed Account Value of a Contract is the total of:

  all Premiums allocated to the Fixed Account; plus
  any amounts transferred to the Fixed Account (including amounts transferred in connection with Contract loans); plus interest credited on such Premiums and amounts transferred; less the amount of any transfers from the Fixed Account; less
  the amount of any partial surrenders (including the partial surrender fee) taken from the Fixed Account; less the pro-rata portion of the Monthly Deduction deducted from the Fixed Account.

         Loan Account Value. On any Valuation Day, if there have been any Contract loans, the Loan Account Value is equal to:

  amounts transferred to the Loan Account from the Subaccounts and from the unloaned value in the Fixed Account as collateral for Contract loans and for due and unpaid loan interest; less amounts transferred from the Loan Account to the Subaccounts and the unloaned value in the Fixed Account as Indebtedness is repaid.

CASH SURRENDER VALUE

The Cash Surrender Value is the amount you have available in cash if you fully surrender the Contract. We use this amount to determine whether a partial surrender may be taken, whether Contract loans may be taken, and whether a Grace Period starts. The Cash Surrender Value on a Valuation Day is equal to the Contract Value less any applicable Surrender charges and any Indebtedness. (See “Premium Payments to Prevent Lapse,” page 33 and “Surrendering the Contract for Cash Surrender Value,” page 38.)

COMPANY HOLIDAYS

We are closed on the following holidays: New Year’s Day, President’s Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. We will recognize holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday. On these holidays, there will be no valuation.

DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as the Contract remains in force, we will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured’s death. We may require return of the Contract. We will pay the Death Benefit Proceeds in a lump sum (See “PAYMENT OF PROCEEDS,” page 41) or, if you prefer, under a payment option. (See “Payment Options,” page 39) We will pay the Death Benefit Proceeds to the Beneficiary. (See “Selecting and Changing the Beneficiary,” page 37)

AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the following:

  the Death Benefit under the Coverage Option selected calculated on the date of the Insured's death; plus any supplemental and/or rider benefits; minus
  any Indebtedness on that date; minus
  any past due Monthly Deductions if the date of death occurred during a Grace Period.

Under certain circumstances, the amount of the Death Benefit may be further adjusted or the Death Benefit may not be payable.

If part or all of the Death Benefit is paid in one sum, we will pay interest on this sum (as required by applicable state law) from the date of receipt of due proof of the Insured’s death to the date of payment.

COVERAGE OPTIONS

You may choose one of two Coverage Options, which will be used to determine the Death Benefit:

  OptionA: Death Benefit is the Specified Amount. Option A generally provides a level Death Benefit unless performance is very favorable and the applicable percentage calculation (described below) becomes applicable. The Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all.
  Option B: Death Benefit is at least equal to the Specified Amount plus the Contract Value on the date of death. Thus, the Death Benefit will vary directly with the investment performance of the Contract Value.

To see how and when investment performance may begin to affect the Death Benefit, see the illustrations contained in the Statement of Additional Information.

Under both Options A and B we perform another calculation to ensure that the amount of insurance we provide meets the definition of life insurance under the Internal Revenue Code. To apply this calculation, we multiply the applicable percentage by the Contract Value on the date of death. If the resulting amount is greater than the amount provided under the Coverage Option, the Death Benefit is equal to this greater amount. The “applicable percentage” is 250% when the Insured is Age 40 or less. The percentage decreases each year after age 40 to 100% when the Insured has attained Age 95.

INITIAL SPECIFIED AMOUNT AND COVERAGE OPTION

The initial Specified Amount is set at the time the Contract is issued. You select the Coverage Option when you apply for the Contract. You may change the Specified Amount and Coverage Option, as discussed below.

CHANGES IN COVERAGE OPTION

We reserve the right to require that no change in Coverage Option occur during the first Contract Year and that you make no more than one change in Coverage Option in any 12-month period. After any change, we require the Specified Amount to be at least $100,000 for issue Ages 0-49 and $50,000 for issue Ages 50-80. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that we receive and accept the request. We may require satisfactory evidence of insurability.

When you make a change from Option A to Option B, the Specified Amount after the change is effective will be equal to the Specified Amount before the change. The Death Benefit will increase by the amount of the Contract Value on the effective date of the change. When you make a change from Option B to Option A, the Specified Amount after the change will be equal to the Specified Amount before the change is effected plus the Contract Value on the effective date of the change. We may require satisfactory evidence of insurability.

A change in Coverage Option may have tax consequences. (See “TAX CONSIDERATIONS,” page 41) You should consult a tax adviser before changing the Coverage Option.

CHANGES IN SPECIFIED AMOUNT

You may increase or decrease the Specified Amount. We may require that the Contract be in force for one Contract Year before a change in Specified Amount and that you make only one change every twelve Contract Months. If a change in the Specified Amount results in total Premiums paid exceeding the Premium limitations set out under current tax law to qualify your Contract as a life insurance contract, we will refund the amount of such Premium in excess of the limitations. We will make such a refund after the next Monthly Anniversary.

A change in Specified Amount may have tax consequences. You should consult a tax adviser before changing the Coverage Option.

         Decreases. We require that the Specified Amount after any decrease must be at least $100,000 for Contracts that were issued at Ages 0-49 and $50,000 for Contracts that were issued at Ages 50-80. A decrease in Specified Amount will be effective on the Monthly Anniversary Day on or following the day we receive your Written Notice.

Decreasing the Specified Amount may decrease monthly cost of insurance charges. However, a surrender charge will apply if the Specified Amount is decreased (See “Surrender Charge,” page 24)

We reserve the right to decline a requested decrease in the Specified Amount in the following circumstances:

  to help ensure compliance with the guideline premium limitations;
  if compliance with the guideline premium limitations under current tax law resulting from this decrease would result in immediate termination of the Contract;
  if we would have to make payments to you from the Contract Value for compliance with the guideline premium limitations and the amount of such payments would exceed the Cash Surrender Value of the Contract.

         Increases. In order to be eligible for an increase you must submit an application. We may require satisfactory evidence of insurability. We may decline an application for an increase.

Any increase in the Specified Amount must be at least $25,000. (In Pennsylvania and Texas, an increase in the Specified Amount must be at least $100,000 for Ages 0-49 and $50,000 for Ages 50-80.) In addition, the Insured’s Age must be less than the current maximum issue Age for the Contracts. The increase in Specified Amount is effective on the Monthly Anniversary Day on or after the date we receive and approve the request for the increase.

An increase has the following affect on Premium Payments:

  a change in Planned Premium Payments may be advisable. (See "Premium Payments Upon Increase in Specified Amount," page 33);
  a new Guaranteed Payment Period begins on the effective date of the increase and will continue for ten years (see “Guaranteed Payment Period and Guaranteed Monthly Premium,” page 33); and
  if a Guaranteed Payment Period is in effect, we will recalculate the Contract's Guaranteed Monthly Premium to reflect the increase. (see “Guaranteed Payment Period and Guaranteed Monthly Premium,” page 33)

A new surrender charge and surrender charge period apply to each portion of the Contract resulting from an increase in Specified Amount, starting with the effective date of the increase. (See “Surrender Charge,” page 24) After an increase, we (for purposes of calculating surrender charges) attribute a portion of each Premium Payment you make to the Specified Amount increase, even if you don’t increase the amount or frequency of your Premiums. We allocate Premiums based upon the proportion that the “coverage premium weighting factor” for the initial Specified Amount and each increase bears to the total “coverage premium weighting factor” for the Contract.

The “coverage premium weighting factor” is a hypothetical, level amount that would be payable through the Maturity Date for the benefits provided under the Contract. We calculate this amount using the following assumptions:

  cost of insurance rates based on the 1980 Commissioners Standard Ordinary Mortality Tables;
  net investment earnings under the Contract;
  an effective annual rate of 5%; and
  sales and other charges imposed under the Contract.

For purposes of calculating surrender charges and cost of insurance charges, any Specified Amount decrease is used to reduce any previous Specified Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Specified Amount increases have been reduced, it is used to reduce the initial Specified Amount.

You may cancel an increase in Specified Amount in accordance with the Contract’s “free look” provisions. In such case, the amount refunded will be limited to those charges that are attributable to the increase. (See “Free Look Right to Cancel Contract,” page 27)

SELECTING AND CHANGING THE BENEFICIARY

You select the Beneficiary in your application. You may change a Beneficiary designation in accordance with the terms of the Contract. If you make an irrevocable Beneficiary designation, you must obtain the Beneficiary’s consent to change the Beneficiary. The primary Beneficiary is the person entitled to receive the Death Benefit Proceeds under the Contract. If the primary Beneficiary is not living, the contingent Beneficiary is entitled to receive the Death Benefit Proceeds. If the Insured dies and there is no surviving Beneficiary, the Owner will be the Beneficiary.

CASH BENEFITS

CONTRACT LOANS

You may borrow from your Contract while the Insured is living by submitting a Written Request to us. You may also make loans by telephone, facsimile and electronic mail if you have provided proper authorization to us. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 44.) The maximum loan amount available is the Contract’s Cash Surrender Value on the effective date of the loan less loan interest to the next Contract Anniversary. We will process Contract loans as of the date your request is received and approved. We will send Loan Proceeds to you, usually within seven calendar days. (See “PAYMENT OF PROCEEDS,” page 41.)

         Interest. We will charge interest on any Indebtedness at an annual rate of 6.0%. Interest is due and payable at the end of each Contract Year while a loan is outstanding. If you don't pay interest when due, we add the interest to the loan and it becomes part of the Indebtedness.

         Loan Collateral. When you make a Contract loan, we transfer an amount sufficient to secure the loan out of the Subaccounts and the unloaned value in the Fixed Account and into the Contract's Loan Account. We will reduce the Cash Surrender Value by the amount transferred to the Loan Account. The loan does not have an immediate effect on the Contract Value. You can specify the Variable Accounts and/or Fixed Account from which we transfer collateral. If you don't specify, we will transfer collateral in the same proportion that the Contract Value in each Subaccount and the unloaned value in the Fixed Account bears to the total Contract Value in those accounts on the date you make the loan. On each Contract Anniversary, we will transfer an amount of Cash Surrender Value equal to any due and unpaid loan interest to the Loan Account. We will transfer due and unpaid interest in the same proportion that each Subaccount Value and the unloaned value in the Fixed Account Value bears to the total unloaned Contract Value.

We will credit the Loan Account with interest at an effective annual rate of not less than 4.0%. Thus, the maximum net cost of a loan is 2.0% per year. (The net cost of a loan is the difference between the rate of interest charged on Indebtedness and the amount credited to the Loan Account). We will add the interest earned on the Loan Account to the Fixed Account.

         Preferred Loan Provision. Beginning in the eleventh Contract Year, an additional type of loan is available. It is called a preferred loan. For a preferred loan we will credit the amount in the Loan Account securing the preferred loan with interest at an effective annual rate of 6.0%. Thus, the net cost of the preferred loan is 0.0% per year. The maximum amount available for a preferred loan is the Contract Value less Premiums paid. This amount may not exceed the maximum loan amount. The preferred loan provision is not guaranteed.

The tax consequences of a preferred loan are uncertain. You should consult a tax adviser if you are considering taking out a preferred loan.

         Loan Repayment. You may repay all or part of your Indebtedness at any time while the Insured is living and the Contract is in force. Each loan repayment must be at least $10.00. Loan repayments must be sent to the Home Office and we will credit them as of the date received. You should clearly mark a loan repayment as such or we will be credit it as a Premium. (Premium expense charges do not apply to loan repayments, unlike unscheduled Premiums.) When you make a loan repayment, we transfer Contract Value in the Loan Account in an amount equal to the repayment from the Loan Account to the Subaccounts and the unloaned value in the Fixed Account. Thus, a loan repayment will immediately increase the Cash Surrender Value by the amount transferred from the Loan Account. A loan repayment does not have an immediate effect on the Contract Value. Unless you specify otherwise, we will transfer loan repayment amounts to the Subaccounts and the unloaned value in the Fixed Account according to the Premium allocation instructions in effect at that time.

         Effect of Contract Loan. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Contract Values because the investment results will apply only to the non-loaned portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the Subaccounts are less than anticipated. Loans can (particularly if not repaid) make it more likely than otherwise for a Contract to terminate. See "TAX CONSIDERATIONS," page 41, for a discussion of the tax treatment of Contract loans and the adverse tax consequences if a Contract lapses with loans outstanding. In particular, if your Contract is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax. In addition, interest paid on Contract Loans generally is not tax deductible.

We will deduct Indebtedness from any Death Benefit Proceeds. (See "Amount of Death Benefit Proceeds," page 35.)

Your Contract will be in default if the Loan Account Value on any Valuation Day exceeds the Contract Value less any applicable surrender charge. We will send you notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination. (See “Premium Payments to Prevent Lapse,” page 33.)

SURRENDERING THE CONTRACT FOR CASH SURRENDER VALUE

You may surrender your Contract at any time for its Cash Surrender Value by submitting a Written Request. A surrender charge may apply. (See “Surrender Charge,” page 24) We may require return of the Contract. We will process a surrender request as of the date we receive your Written Request and all required documents. Generally we will make payment within seven calendar days. (See “PAYMENT OF PROCEEDS,” page 41). You may receive the Cash Surrender Value in one lump sum or you may apply it to a payment option. (See “Payment Options,” page 39) Your Contract will terminate and cease to be in force if you surrender it for one lump sum. You will not be able to later reinstate it. Surrenders may have adverse tax consequences. (See “TAX CONSIDERATIONS,” page 41)

(In Texas, if you request a surrender within 31 days after a Contract Anniversary, the Cash Surrender Value applicable to the Fixed Account Value will not be less than the Cash Surrender Value applicable to the Fixed Account on that anniversary, less any Contract loans or partial surrenders made on or after such Anniversary.)

PARTIAL SURRENDERS

You may make partial surrenders under your Contract at any time subject to the conditions below. You may submit a Written Request to the Home Office or make your request by telephone if you have provided proper authorization to us. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 44). Each partial surrender (other than by telephone) must be at least $500 and the partial surrender amount may not exceed the Cash Surrender Value, less $300. If you make your request by telephone, the partial surrender amount must be at least $500 and may not exceed the lesser of the Cash Surrender Value less $300, or the maximum amount we permit to be withdrawn by telephone. We will assess a partial surrender fee. (See “Partial Surrender Fee,” page 25) We will deduct this charge from your Contract Value along with the amount requested to be surrendered and the charge will be considered part of the surrender (together, “partial surrender amount”). We will reduce the Contract Value by the partial surrender amount as of the date we receive your Written Request or request by telephone for a partial surrender.

When you request a partial surrender, you can direct how we deduct the partial surrender amount from your Contract Value in the Subaccounts and Fixed Account. If you provide no directions, we will deduct the partial surrender amount from your Contract Value in the Subaccounts and Fixed Account on a pro-rata basis. Partial surrenders may have adverse tax consequences. (See “TAX CONSIDERATIONS,” page 41)

If Coverage Option A is in effect, we will reduce the Specified Amount by an amount equal to the partial surrender amount, less the excess (if any) of the Death Benefit over the Specified Amount at the time the partial surrender is made. If the partial surrender amount is less than the excess of the Death Benefit over the Specified Amount, we will not reduce the Specified Amount. We reserve the right to reject a partial surrender request if:

  the partial surrender would reduce the Specified Amount below the minimum amount for which the Contract would be issued under our then-current rules; or
  the partial surrender would cause the Contract to fail to qualify as a life insurance contract under applicable tax laws as we interpret them. If a partial surrender does result in a reduction of the Specified Amount, a surrender charge will apply as described in “Surrender Charge,” page 24.

We will process partial surrender requests as of the date we receive your Written Request or request by telephone and generally we will make payment within seven calendar days. (See “PAYMENT OF PROCEEDS,” page 41)

MATURITY BENEFIT

The Maturity Date is the date that we pay the maturity benefit to you if the Contract is still in force. The Maturity Date is the next Contract Anniversary following the Insured’s 95th birthday. The Maturity Benefit is equal to the Cash Surrender Value on the Maturity Date.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract. Payment options are available for use with various types of Proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which don’t vary with the investment performance of a separate account.

You may apply Proceeds of $2,000 ($2,000 minimum may not apply in some states) or more which are payable under this Contract to any of the following options:

        Option 1 - Interest Payments. We will make interest payments to the payee annually or monthly as elected. We will pay interest on the Proceeds at the guaranteed rate of 3.0% per year and we may increase this by additional interest paid annually. You may withdraw the Proceeds and any unpaid interest in full at any time.

        Option 2 - Installments of a Specified Amount. We will make annual or monthly payments until the Proceeds plus interest are fully paid. We will pay interest on the Proceeds at the guaranteed rate of 3.0% per year and we may increase this by additional interest. The present value of any unpaid installments may be withdrawn at any time.

        Option 3 - Installments For a Specified Period. We pay Proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the Proceeds at the guaranteed rate of 3.0% per year and we may increase this by additional interest. You may withdraw the present value of any unpaid installments at any time.

        Option 4 - Life Income. We pay an income during the payee's lifetime. You may choose a minimum guaranteed payment period. One form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied.

        Option 5 - Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay the same income as long as either person is living. The minimum guaranteed payment period will be ten years.

        Minimum Amounts. We reserve the right to pay the total amount of the Contract in one lump sum, if less than $2,000. If payments under the payment option selected are less than $50, payments may be made less frequently at our option.

        Choice of Options. You may choose an option by written notice during one or both Insureds lifetime. If a settlement option is not in effect at the death of the last surviving Insured, a choice may be made by the beneficiary.

If we have options or rates available on a more favorable basis at the time you elect a payment option, we will apply the more favorable benefits.

CONTRACT LOANS

You may borrow from your Contract while the Insured is living by submitting a Written Request to us. You may also make loans by telephone, facsimile and electronic mail if you have provided proper authorization to us. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 44) The maximum loan amount available is the Contract’s Cash Surrender Value on the effective date of the loan less loan interest to the next Contract Anniversary. We will process Contract loans as of the date your request is received and approved. We will send Loan Proceeds to you, usually within seven calendar days. (See “PAYMENT OF PROCEEDS,” page 41)

        Interest. We will charge interest on any Indebtedness at an annual rate of 6.0%. Interest is due and payable at the end of each Contract Year while a loan is outstanding. If you don't pay interest when due, we add the interest to the loan and it becomes part of the Indebtedness.

        Effect of Contract Loan. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Contract values because the investment results will apply only to the non-loaned portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the Subaccounts are less than anticipated. Loans can (particularly if not repaid) make it more likely than otherwise that a Contract may lapse. (See "TAX CONSIDERATIONS," page 41,) for a discussion of the tax treatment of Contract loans and the adverse tax consequences if a Contract lapses with loans outstanding. In particular, if your Contract is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax. In addition, interest paid on Contract Loans generally is not tax deductible. We will deduct Indebtedness from any Death Benefit Proceeds. (See "Amount of Death Benefit Proceeds," page 35)

Your Contract will be in default if the Loan Account Value on any Valuation Day exceeds the Contract Value less any applicable surrender charge. We will send you notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination. (See “Premium Payments to Prevent Lapse,” page 33)

        Loan Collateral. When you make a Contract loan, we transfer an amount sufficient to secure the loan out of the Subaccounts and the unloaned value in the Fixed Account and into the Contract's Loan Account. We will reduce the Cash Surrender Value by the amount transferred to the Loan Account. The loan does not have an immediate effect on the Contract Value. You can specify the Variable Accounts and/or Fixed Account from which we transfer collateral. If you don't specify, we will transfer collateral in the same proportion that the Contract Value in each Subaccount and the unloaned value in the Fixed Account bears to the total Contract Value in those accounts on the date you make the loan. On each Contract Anniversary, we will transfer an amount of Cash Surrender Value equal to any due and unpaid loan interest to the Loan Account. We will transfer due and unpaid interest in the same proportion that each Subaccount Value and the unloaned value in the Fixed Account Value bears to the total unloaned Contract Value.

We will credit the Loan Account with interest at an effective annual rate of not less than 4.0%. Thus, the maximum net cost of a loan is 2.0% per year. (The net cost of a loan is the difference between the rate of interest charged on Indebtedness and the amount credited to the Loan Account). We will add the interest earned on the Loan Account to the Fixed Account.

PAYMENT OF PROCEEDS

We will usually pay Proceeds within seven calendar days after we receive all the documents required for such a payment.

We determine the amount of the Death Benefit Proceeds as of the date of the Insured’s death. But we determine the amount of all other Proceeds as of the date we receive the required documents. We may delay a payment or a transfer request if:

  the New York Stock Exchange is closed for other than a regular holiday or weekend;
  trading is restricted by the SEC or the SEC declares that an emergency exists as a result of which the disposal or valuation of Variable Account assets is not reasonably practical; or
  the SEC, by order, permits postponement of payment to protect Kansas City Life's Contract Owners.

        Generations Legacy Account. We pay Death Benefit Proceeds through Kansas City Life's Generations Legacy Account. The Generations Legacy Account is an interest-bearing checking account at Generations Bank, an affiliate of Kansas City Life. We will forward a checkbook to the Owner or Beneficiary within 7 calendar days of a scheduled payout. Interest accrues daily and is paid monthly in the Generations Legacy Account. A Contract Owner or beneficiary (whichever applicable) has immediate and full access to Proceeds by writing a check on the account. We pay interest on Death Benefit Proceeds from the date of death to the date the Generations Legacy Account is opened. Generations Bank is a member of the Federal Deposit Insurance Corporation (FDIC). Each account is insured up to the limit established by the FDIC.

We will pay Death Benefit Proceeds through the Generations Legacy Account when the Proceeds are paid to an individual.

REINSTATEMENT

If your Contract lapses, you may reinstate it within two years (or longer period if required by state law) after lapse and before the Maturity Date. Reinstatement must meet certain conditions, including the payment of the required premium and proof of insurability. See your Contract for further information.

TAX CONSIDERATIONS

INTRODUCTION

The following summary provides a general description of the Federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE CONTRACT

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that Contracts issued on a standard basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis, particularly if you pay the full amount of premiums permitted under the Contract. If it is subsequently determined that a Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and we reserve the right to restrict Contract transactions as necessary in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the Owners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate Premium Payments and Contract Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Variable Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of a pro rata share of the assets of the Subaccounts.

In addition, the Code requires that the investments of each of the Subaccounts must be “adequately diversified” in order for the Contract to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF CONTRACT BENEFITS

         In General. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the Contract owner will not be deemed to be in constructive receipt of the Contract cash value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

         Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable income tax treatment than other life insurance contracts. In general, a Contract will be classified as a Modified Endowment Contract if the amount of premiums paid into the Contract causes the Contract to fail the "7-pay test." A Contract will fail the 7-pay test if at any time in the first seven Contract years, the amount paid into the Contract exceeds the sum of the level premiums that would have been paid at that point under a Contract that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Contract during the first seven Contract years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Contract had originally been issued at the reduced face amount. If there is a “material change” in the Contract’s benefits or other terms, even after the first seven Contract years, the Contract may have to be retested as if it were a newly issued Contract. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Contract which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Contract years. To prevent your Contract from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Contract owner should consult with a competent advisor to determine whether a Contract transaction will cause the Contract to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts.

Policies classified as Modified Endowment Contracts are subject to the following tax rules:

(1)         All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Contract owner’s investment in the Contract only after all gain has been distributed.

(2)        Loans taken from or secured by a Contract classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

(3)        A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Contract owner has attained age 59 1/2or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract owner or the joint lives (or joint life expectancies) of the Contract owner and the Contract owner's beneficiary or designated beneficiary.

If a Contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a Contract that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Contract owner’s investment in the Contract and only after the recovery of all investment in the Contract as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes if Contract benefits are reduced during the first 15 Contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a Modified Endowment Contract are generally not treated as distributions.

Finally, neither distributions from nor loans from or secured by a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

         Investment in the Contract. Your investment in the Contract is generally your aggregate Premiums. When a distribution is taken from the Contract, your investment in the Contract is reduced by the amount of the distribution that is tax-free.

         Contract Loans. In general, interest on a Contract loan will not be deductible. If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

         Withholding. To the extent that Contract distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

         Multiple Policies. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the Contract owner's income when a taxable distribution occurs.

         Continuation of Contract Beyond Age 100. The tax consequences of continuing the Contract beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Contract in force beyond the insured's 100th year.

         Business Uses of Contract. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

         Split-Dollar Arrangements. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Contract, or the purchase of a new Contract, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax advisor about the treatment of the Contract under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Contract or the proceeds of a Contract under the federal corporate alternative minimum tax, if the owner is subject to that tax.

         Accelerated Death Benefit. The tax consequences associated with adding or electing to receive benefits under the Accelerated Death Benefit/Living Benefits Rider are unclear. A tax adviser should be consulted about the tax consequences of adding this rider to a Contract or requesting payment under the rider.

         Other Tax Considerations. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

         Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

         Our Income Taxes. Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

         Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

OTHER INFORMATION ABOUT THE CONTRACTS AND KANSAS CITY LIFE

SALE OF THE CONTRACTS

We have entered into an Underwriting Agreement with Sunset Financial Services, Inc. (“Sunset Financial”) for the distribution and sale of the Contracts. Sunset Financial is affiliated with us. Sunset Financial sells the Contracts through its sales representatives. Sunset Financial also may enter into selling agreements with other broker-dealers who in turn may sell the Contracts through their sales representatives.

We pay commissions for the sale of the Contracts. Sunset Financial may pay registered representatives commissions on a Contract they sell based on the Premiums paid. The maximum first year commission that may be paid is 85% of a portion of the Premium payment. The maximum commissions payable for sales through Sunset Financial’s sales representatives are: 85% of premiums up to the target premium and 2% of premiums above that amount paid in the first Contract year; 3% of target premium in Contract years 2 through 7; and 2% of target premium paid thereafter. When policies are sold through other broker dealers that have entered into selling agreements with Sunset Financial Services, the commission paid to such broker dealers on behalf of their representatives will not exceed the amounts described above payable by Sunset Financial to its representatives. For each premium received following an increase in Specified Amount, a commission on such premiums will be paid up to the target premium for the increase in each year; the commission will be calculated using the commission rates for the corresponding Contract year. We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. Additional amounts may be paid and expenses may be reimbursed based on various factors. Sunset Financial and other selling broker-dealers will share commissions and additional amounts received for sales of the Contracts with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Also, Sunset Financial receives 0.25% quarterly in the form of 12b-1 fees from Franklin Templeton Fund. Class 2 shares of the Franklin Templeton Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares.

TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

  transfer of Contract Value;
  change in Premium allocation;
  change in dollar cost averaging;
  change in portfolio rebalancing; or
  Contract loan

We may suspend these privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

In addition, you may make a Partial Surrender request by telephone if you have provided proper authorization to us.

We accept written requests transmitted by facsimile, but reserve the right to require you to send us the original written request.

Electronic mail requests that are received before 3:00 CST at customerservice@kclife.com will be processed on the applicable Valuation Day. If an incomplete request is received, we will notify you as soon as possible by return e-mail. Your request will be honored as of the Valuation Day when all required information is received.

Request can also be made by accessing your account on the Internet at www.kclife.com. Changes will be processed on the applicable Valuation Day. If any of the fields are left incomplete, the request will not be processed and you will receive an error message. Your request will be honored as of the Valuation Day when all required information is received. You will receive a confirmation in the mail of the changes made with in 5 days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or email are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone. The procedures we will follow for facsimile and email communications include, verification of policy number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available. Any telephone, facsimile, electronic mail system or internet connection, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

LITIGATION

We and our affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or Kansas City Life.

FINANCIAL STATEMENTS

Kansas City Life’s financial statements included in the Statement of Additional Information should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life’s financial statements only as an indication of Kansas City Life’s ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account. The financial statements for the Variable Account can also be viewed at www.kclife.com.

DEFINITIONS

Accumulation Unit                   An accounting  unit used to measure the net  investment  results of each of the
                                    Subaccounts.

Age                                 The  Insured's  age  on  his/her  last  birthday  as  of or  on  each  Contract
                                    Anniversary.  The Contract is issued at the Age shown in the Contract.

Allocation Date                     The date we apply your  initial  Premium to your  Contract.  We  allocate  this
                                    Premium to the Federated Prime Money Fund II Subaccount  where it remains until the  Reallocation  Date.  The  Allocation  Date  is the  later  of the  date we approve  your  application  or the date we receive the  initial  Premium at our
                                    Home Office.

Beneficiary                         The person you  designate to receive any  Proceeds  payable at the death of the
                                    Insured.

Cash Surrender Value                The  Contract  Value less any  applicable  Surrender  Charge  and any  Contract
                                    Indebtedness.

Contract Anniversary                The same  day and  month as the  Contract  Date  each  year  that the  Contract remains in force.

Contract Date                       The  date  on  which  coverage  takes  effect.   Contract  Months,   Years  and
                                    Anniversaries are measured from the Contract Date.

Contract Value                      Measure of the value in your  Contract.  It is the sum of the Variable  Account
                                    Value and the Fixed Account Value, which includes the Loan Account Value.

Contract Year                       Any period of twelve  months  starting  with the Contract  Date or any Contract
                                    Anniversary.

Coverage Options                    Death  Benefit  options  available  which affect the  calculation  of the Death
                                    Benefit.  Option A provides a Death  Benefit  at least  equal to the  Specified
                                    Amount.  Option B provides  a Death  Benefit  at least  equal to the  Specified
                                    Amount plus the Contract Value.

Death Benefit Proceeds              The amount of Proceeds payable upon the Insured's death.

Fixed Account Value                 Measure of value accumulating in the Fixed Account.

Grace Period                        A 61-day  period we provide when there is  insufficient  value in your Contract and at the end of which the Contract will  terminate  unless you pay sufficient additional  Premiums.  This  period of time  gives you the chance to pay enough
                                    Premiums to keep your Contract in force.

Guaranteed Monthly Premium          A Premium amount which when paid  guarantees  that your Contract will not lapse during the Guaranteed Payment Period.

Guaranteed Payment Period           The period of time during which we guarantee  that your Contract will not lapse if you pay the Guaranteed Monthly Premiums.

Home Office                         3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

Indebtedness                        The sum of all outstanding Contract loans plus accrued interest.

Insured                             The person whose life we insure under the Contract.

Lapse                               Termination  of the Contract  because there is not enough value in the Contract when the Grace Period ends.

Loan Account                        The Loan  Account is used to track loan  amounts  and accrued  interest.  It is part of the Fixed Account.

Loan Account Value                  Measure of the amount of Contract Value assigned to the Loan Account.

Maturity Date                       The  date  when  Death  Benefit  coverage  terminates  and we pay you any  Cash
                                    Surrender Value.

Monthly Anniversary Day             The day of each month on which we make the  Monthly  Deduction.  It is the same day of each month as the Contract  Date, or the last day of the month for those months not having such a day.

Monthly Deduction                   The  amount  we deduct  from the  Contract  Value to pay the cost of  insurance charge,  monthly expense charge,  any applicable  increase expense charge,  and any  charges  for  supplemental  and/or  rider  benefits.  We make the  Monthly
                                    Deduction as of each Monthly Anniversary Day.

Net Investment Factor               An  index  used  to  measure  Subaccount  performance.  Calculation  of the Net
                                    Investment Factor is described on page

Owner, You                          The person entitled to exercise all rights and privileges of the Contract.

Planned Premium Payments            The  amount  and   frequency  of  Premiums  you  chose  to  pay  in  your  last instructions  to us.  This  is the  amount  we  will  bill  you.  It is only an indication of your preferences of future Premium Payments.

Premium/Premium Payment(s)          The  amount(s)  you pay to purchase  the  Contract.  It includes  both  Planned
                                    Premium Payments and unscheduled Premiums.

Proceeds                            The total amount we are obligated to pay.

Reallocation Date                   The date on which the Contract  Value we initially  allocated to the  Federated
                                    Prime Money Fund II Subaccount on the Allocation  Date is  re-allocated  to the
                                    Subaccounts  and/or to the Fixed  Account.  We  re-allocate  the Contract Value based on the premium  allocation  percentages  you specify in the  application.
                                    The Reallocation Date is 30 days after the Allocation Date.

Specified Amount                    The amount of  insurance  coverage on the  Insured.  The actual  Death  Benefit will  depend  upon  whether  Option A or  Option B is in  effect at the time of death.

Subaccounts                         The  divisions  of the  Variable  Account.  The assets of each  Subaccount  are invested in a portfolio of a designated mutual fund.

Subaccount Value                    Measure of the value in a particular Subaccount.

Unscheduled Premium                 Any premium other than a Planned Premium Payment.

Valuation Day                       Each day on which both the New York  Stock  Exchange  and Kansas  City Life are
                                    open for business.

Valuation Period                    The interval of time  beginning at the close of business on one  Valuation  Day and  ending  at the  close of  business  on the next  Valuation  Day.  Close of business occurs at 3 p.m. Central Standard Time.

Variable Account Value              The Variable  Account Value is equal to the sum of all  Subaccount  Values of a
                                    Contract.

We, Our, Us                         Kansas City Life Insurance Company.

Written Notice                      A written notice in a form  satisfactory  to us that is signed by the Owner and received at the Home Office.

                                    APPENDIX - MAXIMUM SURRENDER CHARGE FACTORS
                                                        (Per$1,000)
                                                        -----------

                        Male                   Female                                       Male                    Female
  Issue Age         SM         NS         SM          NS             Issue Age         SM          NS          SM           NS
      0                       24.48                  23.76                40         82.80       62.64        63.36        54.00
      1                       24.48                  23.76                41         87.12       66.24        66.24        56.16
      2                       24.48                  23.76                42         90.72       69.12        69.12        59.04
      3                       24.48                  23.76                43         95.76       72.72        72.00        61.20
      4                       24.48                  23.76                44         100.08      75.60        75.60        64.08

      5                       24.48                  23.76                45         105.12      79.92        79.20        66.96
      6                       25.20                  23.76                46         110.16      83.52        82.08        70.56
      7                       25.20                  23.76                47         115.92      87.84        86.40        73.44
      8                       25.92                  24.48                48         121.68      92.16        90.00        77.04
      9                       25.92                  24.48                49         128.16      97.20        94.32        80.64

      10                      26.64                  24.48                50         134.64      102.24       98.64        84.96
      11                      28.08                  25.20                51         141.12      107.28      102.96        88.56
      12                      28.80                  25.20                52         148.32      113.04      108.00        92.88
      13                      30.24                  25.92                53         156.24      118.80      113.04        97.92
      14                      30.96                  25.92                54         164.88      125.28      118.80       102.96

      15          36.72       32.40      29.52       26.64                55         173.52      132.48      123.84       108.00
      16          37.44       32.40      30.24       26.64                56         182.16      139.68      130.32       113.04
      17          37.44       32.40      30.24       27.36                57         191.52      146.88      136.80       119.52
      18          38.16       33.12      30.96       27.36                58         202.32      155.52      143.28       125.28
      19          38.16       33.12      30.96       28.08                59         213.12      164.16      150.48       132.48

      20          38.88       33.12      31.68       28.08                60         224.64      173.52      158.40       139.68
      21          39.60       33.12      32.40       28.08                61         236.88      183.60      167.04       147.60
      22          40.32       33.12      32.40       28.08                62         249.84      194.40      176.40       155.52
      23          41.04       33.12      33.12       28.80                63         263.52      205.92      185.76       164.88
      24          41.76       33.12      33.12       28.80                64         277.92      218.16      196.56       174.24

      25          42.48       33.12      33.84       28.80                65         293.04      231.12      207.36       184.32
      26          44.64       34.56      35.28       30.24                66         308.88      245.52      218.88       195.84
      27          46.08       36.00      36.72       30.96                67         326.16      260.64      231.84       207.36
      28          48.24       37.44      38.16       32.40                68         344.16      276.48      244.80       220.32
      29          50.40       38.88      39.60       33.84                69         363.60      293.76      259.92       234.72

      30          52.56       40.32      41.04       35.28                70         383.76      312.48      275.76       249.84
      31          54.72       42.48      43.20       36.72                71         405.36      332.64      293.04       266.40
      32          57.60       43.92      44.64       38.16                72         429.12      354.24      312.48       284.40
      33          59.76       46.08      46.80       39.60                73         452.88      376.56      332.64       303.84
      34          62.64       48.24      48.96       41.76                74         478.80      401.04      354.96       325.44

      35          65.52       50.40      51.12       43.20                75         505.44      426.96      378.72       348.48
      36          68.40       52.56      53.28       45.36                76         532.80      454.32      403.20       372.96
      37          72.00       54.72      55.44       47.52                77         561.60      483.12      430.56       399.60
      38          75.60       57.60      58.32       49.68                78         591.84      514.80      459.36       429.12
      39          79.20       60.48      60.48       51.84                79         624.24      547.92      491.04       460.80
                                                                          80         658.80      584.64      525.60       495.36

Statement of Additional Information table of content
GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE                                  3

ADDITIONAL CONTRACT INFORMATION                                                         3

         Specialized Uses of the Contract                                               3

         Incontestability                                                               3

         Suicide Exclusion                                                              3

         Misstatement of Age or Sex                                                     3

         Assignment                                                                     3

         Reduced Charges for Eligible Groups                                            3

ADDITIONAL PREMIUM INFORMATION                                                          4

         Generally                                                                      4

         Planned Premium Payments                                                       4

         Premium Payments to Prevent Lapse                                              4

UNDERWRITERS                                                                            4

         Underwriting Requirements                                                      4

         Sales of the Contract                                                          5

ILLUSTRATIONS                                                                           6

         Assumptions                                                                    6

         Charges Illustrated                                                            6

PERFORMANCE DATA                                                                        7

         Yields and Total Returns                                                       7

         Money Market Subaccounts Yields                                                8

         Total Returns                                                                  8

OTHER INFORMATION                                                                       10

         Resolving Material Conflicts                                                   10

         Minimum Guaranteed and Current Interest Rates                                  10

         Delay of Payment                                                               11

         Legal Considerations Relating to Sex-Distinct Premiums and Benefits            11

         Reports to Contract Owners                                                     11

         Experts                                                                        11

         Legal Matters                                                                  11

         Additional Information                                                         11

         Financial Statements                                                           11

The Statement of Additional Information contains additional information about the Variable Account and Kansas City Life, including more information concerning compensation paid for the sale of Contracts. To learn more about the Contract, you should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information, to receive personalized illustrations of death benefits, net cash surrender values, and cash values, and to request other information about the Contract please call 1-800-616-3670 or write to us at Kansas City Life Insurance Company, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the Contract. Information about us and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-9080

Kansas City Life Insurance Company
3520 Broadway
P.O. Box 219364
Kansas City, Missouri 64121-9364
(800) 616-3670

Statement Of Additional Information
Kansas City Life Variable Life Separate Account
Individual Flexible Premium Variable Life Insurance Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium variable life insurance contract (the “Contract”) we offer. This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

The date of this Statement of Additional Information is *** *, ****.

                                                  STATEMENT OF ADDITIONAL INFORMATION

                                                           TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE...............................................................3
------------------------------------------------------
ADDITIONAL CONTRACT INFORMATION......................................................................................3
-------------------------------
   Specialized Uses of the Contract..................................................................................3
   --------------------------------
   Incontestability..................................................................................................3
   ----------------
   Suicide Exclusion.................................................................................................3
   -----------------
   Misstatement of Age or Sex........................................................................................3
   --------------------------
   Assignment........................................................................................................3
   ----------
   Reduced Charges for Eligible Groups...............................................................................3
   -----------------------------------
ADDITIONAL PREMIUM INFORMATION.......................................................................................4
------------------------------
   Generally.........................................................................................................4
   ---------
   Planned Premium Payments..........................................................................................4
   ------------------------
   Premium Payments to Prevent Lapse.................................................................................4
   ---------------------------------
UNDERWRITERS.........................................................................................................4
------------
   Underwriting Requirements.........................................................................................4
   -------------------------
   Sale of the Contracts.............................................................................................5
   ---------------------
ILLUSTRATIONS........................................................................................................6
-------------
   Assumptions.......................................................................................................6
   -----------
   Charges Illustrated...............................................................................................6
   -------------------
PERFORMANCE DATA.....................................................................................................7
----------------
   Yields and Total Returns..........................................................................................7
   ------------------------
   Money Market Subaccount Yields....................................................................................7
   ------------------------------
   Total Returns.....................................................................................................8
   -------------
OTHER INFORMATION...................................................................................................10
-----------------
   Resolving Material Conflicts.....................................................................................10
   ----------------------------
   Minimum Guaranteed and Current Interest Rates....................................................................10
   ---------------------------------------------
   Delay of Payment.................................................................................................10
   ----------------
   Legal Considerations Relating to Sex-Distinct Premium Payments and Benefits......................................10
   ----------------------------------------------------------------------------
   Reports to Contract Owners.......................................................................................11
   --------------------------
   Experts..........................................................................................................11
   -------
   Legal Matters....................................................................................................11
   -------------
   Additional Information...........................................................................................11
   ----------------------
   Financial Statements.............................................................................................11
   --------------------

GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE

Established in 1895 in Kansas City, Missouri, Kansas City Life Insurance Company serves policyholders in 48 states, except New Jersey, New York and Vermont. Kansas City Life offers a wide variety of product lines that include universal life, term life, interest sensitive whole life, annuities and group products. The company and its subsidiaries reach a wide range of markets with financial services that include insurance, investments and banking.

ADDITIONAL CONTRACT INFORMATION

      SPECIALIZED USES OF THE CONTRACT

Because the Contract provides for an accumulation of cash value as well as a Death Benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Subaccounts to which Variable Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate enough value to fund the purpose for which you purchased the Contract. Partial surrenders and Contract loans may significantly affect current and future values and Proceeds. A loan may cause a Contract to lapse, depending upon Subaccount investment performance and the amount of the loan. Before purchasing a Contract for a specialized purpose, you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See “TAX CONSIDERATIONS” in the Prospectus.)

      INCONTESTABILITY

After the Contract has been in force during the Insured’s lifetime for two years from the Contract Date (or less if required by state law), we may not contest it unless it lapses.

We will not contest any increase in the Specified Amount after the increase has been in force during the Insured’s lifetime for two years following the effective date of the increase (or less if required by state law) unless the Contract lapses.

If a Contract lapses and is reinstated, we cannot contest the reinstated Contract after it has been in force during the Insured’s lifetime for two years from the date of the reinstatement application (or less if required by state law) unless the Contract lapses.

      SUICIDE EXCLUSION

If the Insured dies by suicide, while sane or insane, within two years of the Contract Date (or less if required by state law), the amount payable will be equal to the Contract Value less any Indebtedness.

If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Specified Amount (or less if required by state law), the amount payable associated with such increase will be limited to the cost of insurance charges associated with the increase.

      MISSTATEMENT OF AGE OR SEX

If it is determined that the Age or sex of the Insured as stated in the Contract is not correct, while the Contract is in force and the Insured is alive, we will adjust the Contract Value. The adjustment will be the difference between the following amounts accumulated at 4% interest annually (unless otherwise required by state law). The two amounts are:

(1)    the cost of insurance deductions that have been made; and

(2)    the cost of insurance deductions that should have been made.

If after the death of the Insured while this Contract is in force, it is determined the Age or sex of the Insured as stated in the Contract is not correct, the Death Benefit will be the net amount at risk that the most recent cost of insurance deductions at the correct Age and sex would have provided plus the Contract Value on the date of death (unless otherwise required by state law).

      ASSIGNMENT

You may assign the Contract in accordance with its terms. In order for any assignment to bind us, it must be in writing and filed at the Home Office. When we receive a signed copy of the assignment, your rights and the interest of any Beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any Indebtedness. We will send notices to any assignee we have on record concerning amounts required to be paid during a Grace Period in addition to sending these notices to you. An assignment may have tax consequences.

       REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the sales and administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

  nature of the association and its organizational framework;
  method by which sales will be made to the members of the class;
  facility with which Premiums will be collected from the associated individuals;
  association’s capabilities with respect to administrative tasks;
  anticipated persistency of the Contract;
  size of the class of associated individuals;
  number of years the association has been in existence; and
  any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

ADDITIONAL PREMIUM INFORMATION

       GENERALLY

Premium payments must be made by check payable to Kansas City Life Insurance Company or by any other method that Kansas City Life deems acceptable. Kansas City Life may specify the form in which a premium payment must be made in order for the premium to be in “good order.” Ordinarily, a check will be deemed to be in good order upon receipt, although Kansas City Life may require that the check first be converted into federal funds. In addition, for a premium to be received in “good order,” it must be accompanied by all required supporting documentation, in whatever form required.

       PLANNED PREMIUM PAYMENTS

Each premium after the initial premium must be at least $25. Kansas City Life may increase this minimum limit 90 days after sending the Owner a Written Notice of such increase. Subject to the limits described in the Prospectus, the Owner can change the amount and frequency of Planned Premium Payments by sending Written Notice to the Home Office. Kansas City Life, however, reserves the right to limit the amount of a premium payment or the total premium payments paid, as discussed in the Prospectus.

       PREMIUM PAYMENTS TO PREVENT LAPSE

Failure to pay Planned Premium Payments will not necessarily cause a Contract to lapse. Conversely, paying all Planned Premium Payments will not guarantee that a Contract will not lapse. The conditions that will result in the Owner’s Contract lapsing will vary, as follows, depending on whether a Guaranteed Payment Period is in effect.

a.       During the Guaranteed Payment Period. A grace period starts if on any Monthly Anniversary Day the Cash Surrender Value is less than the amount of the Monthly Deduction and the accumulated premiums paid as of the Monthly Anniversary Day are less than required to guarantee the Contract will not lapse during the Guaranteed Payment Period. The premium required to keep the Contract in force will be an amount equal to the lesser of: (1) the amount to guarantee the Contract will not lapse during the Guaranteed Payment Period less the accumulated premiums paid; and (2) an amount sufficient to provide a cash surrender value equal to three Monthly Deductions.

b.       After the Guaranteed Payment Period. A grace period starts if the Cash Surrender Value on a Monthly Anniversary Day will not cover the Monthly Deduction. A premium sufficient to provide a cash surrender value equal to three Monthly Deductions must be paid during the grace period to keep the Contract in force.

UNDERWRITERS

       UNDERWRITING REQUIREMENTS

Kansas City Life currently places Insureds into one of the 3 risk classes, based on underwriting: Standard Smoker, Standard Nonsmoker, or Preferred Nonsmoker. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Smoker or Standard Nonsmoker classes. In an otherwise identical Contract, an Insured in the standard risk class will have a lower cost of insurance rate than an Insured in a substandard risk class. Standard Nonsmoker rates are available for Issue Ages 0-80. Standard Smoker and Preferred Nonsmoker rates are available for Issue Ages 15-80. Contracts with a specified amount of $500,000 and above currently are subject to a lower level of cost of insurance charges

  The Preferred Nonsmoker risk class is generally only available if the Specified Amount equals or exceeds $100,000 Ages 15-49, and $50,000 Ages 50 and above. Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.
  Nonsmoking Insureds will generally incur lower cost of insurance rates than Insureds who are classified as smokers. If an Insured does not qualify as a nonsmoker cost of insurance rates will remain as shown in the Contract. However, if the Insured does qualify as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.
  We may place an Insured into a substandard risk class for a temporary period of time, due to occupation, avocation or certain types of health conditions. We also may place an Insured into a substandard risk class permanently. These permanent ratings can be reviewed after the policy has been inforce for 2 years.

       SALE OF THE CONTRACTS

Sunset Financial Services, Inc. (“Sunset Financial”) is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us. Sunset Financial serves as principal underwriter for the Contracts. Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life Insurance Company, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9364. Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the “1934 Act”), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. (the “NASD”).

We offer the Contracts to the public on a continuous basis through Sunset Financial. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Sunset Financial offers the Contracts through its sales representatives. Sunset Financial also may enter into selling agreements with other broker-dealers for sales of the Contracts through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its sales representatives and also with broker-dealers who have entered into selling agreements. Sunset Financial may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments.

Commissions paid on the Contract, as well as other incentives or payments, are not charged directly to the Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract.

Sunset Financial received sales compensation with respect to the Contracts in the following amounts during the periods indicated:
----------------- ------------------------------------------- --------------------------------------------------------
Fiscal year       Aggregate Amount of Commissions Paid to     Aggregate Amount of Commissions Retained by Sunset
                  Sunset Financial*                           Financial After Payments to its Registered Persons and
                                                              Other Broker-Dealers
----------------- ------------------------------------------- --------------------------------------------------------
2000              $     633,562.30                            $         294,597.78
-----------------
2001              $     149,165.02                            $          95,732.79
-----------------
2002              $     124,528.90                            $         110,077.70
----------------- ------------------------------------------- --------------------------------------------------------
* Includes sales compensation paid to registered persons of Sunset Financial.

Sunset Financial passes through commissions it receives and does not retain any override as principal underwriter for the Contracts. However, under the Underwriting Agreement with Sunset Financial, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Sunset Financial’s operating and other expenses.

Because sales representatives of Sunset Financial are also insurance agents of Kansas City Life, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Franklin Templeton Fund has adopted a Distribution Plan in connection with its 12b-1 shares and pays Sunset Financial for its costs in distributing these shares, all or some of which may be passed on to a selling broker-dealer that has entered into a selling agreement with Sunset Financial. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets. The 12b-1 fees are in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial’s obligations under an agreement with the Franklin Templeton Fund. Under the Distribution Plan 0.25% is paid to Sunset Financial for its distribution-related services and expenses under this Agreement. The adviser for certain of the funds may, from time to time use its management fee revenue, as well as its past profits or other resources as may be permitted by regulatory rules, to make payments for distribution services to Sunset Financial, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

ILLUSTRATIONS

We have prepared the tables included in this Statement of Additional Information to illustrate hypothetically how certain values under a Contract change with investment performance over an extended period of time. The tables illustrate how Contract Values, Cash Surrender Values and Death Benefits under a Contract covering both Insureds of a given age would vary over time if Planned Premium Payments were paid annually and the return on the assets in each of the Funds were an assumed uniform gross annual rate of 0%, 6% and 12%. The tables also show Planned Premium Payments accumulated at 5% interest compounded annually.

Actual returns will fluctuate over time and will be both positive and negative. The actual values under the Contract could be significantly different from those shown even if actual returns averaged 0%, 6%, and 12%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Contract unless the Owner pays more than the stated premium.

       ASSUMPTIONS

The hypothetical investment rates of return are illustrative only. Do not assume they are representative of past or future investment rates of return. Actual rates of return for a particular Contract may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations you make, prevailing interest rates and rates of inflation. These illustrations assume that you allocate premiums equally among 30 the Subaccounts available under the Contract, and that you allocate no amounts to the Fixed Account. We have based these illustrations on the following assumptions:

  there are no Contract loans;
  you pay an annual Premium at the beginning of each Contract Year. Values will be different if you pay the Premiums with a different frequency or in different amounts.

       CHARGES ILLUSTRATED

The illustrations reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross after-tax return of the selected Portfolios. The tables assume an average annual expense ratio of ---% of the average daily net assets of the Portfolios available under the Contracts. This average annual expense ratio is based on the expense ratios of each of the Portfolios for the last fiscal year, adjusted, as appropriate, for any material changes in expenses effective for the current fiscal year of a Portfolio. This average annual expense ratio takes into account expense reimbursement arrangements in place for 2003 for some of the Portfolios. In the absence of the reimbursement arrangements for some of the Portfolios the average annual expense ratio would be higher. For information on the Portfolios’ expenses, see the Fee Table in the Prospectus and the prospectuses for the Funds and Portfolios accompanying this Prospectus.

In addition, the values calculated using current charges shown in the illustrations reflect the current daily charge to the Variable Account for assuming mortality and expense risks, which is equivalent to an annual charge of 0.625%. After deduction of Portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% corresponds to approximate net annual rates of ----%, ----% and ----%, respectively on a current basis. The values calculated using guaranteed charges shown in the illustrations reflect the guaranteed daily charge to the Variable Account for assuming mortality and expense risks, which is also equivalent to an annual charge of 0.90%. After deduction of Portfolio expenses and the guaranteed mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of ----%, ----% and ----%, respectively.

The illustrations also reflect the deduction of the Premium Expense Charges and the Monthly Deduction. The Monthly Deduction includes the cost of insurance charge. We have the contractual right to charge guaranteed maximum charges that are higher than our current cost of insurance charges. The current cost of insurance charges and, alternatively, the guaranteed cost of insurance charges are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Variable

Account and assume no Indebtedness or charges for supplemental and/or rider benefits.

The illustrations are based on our sex distinct rates for nontobacco users. Upon request, we will furnish you with a comparable illustration based upon the proposed Insureds’ specific circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

PERFORMANCE DATA

       YIELDS AND TOTAL RETURNS

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio of a Fund. A Portfolio’s performance reflects the Portfolio’s expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. (“Lipper”) and Variable Annuity Research Data Service (“VARDS”) are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying Portfolio in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of Contract Values, Cash Surrender Values and Death Benefits under your Contract.

       MONEY MARKET SUBACCOUNT YIELDS

The current yield of the Federated Prime Money Fund II (“Money Market Subaccount”) refers to the annualized investment income generated by an investment in the Money Market Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying Portfolio or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in Money Market Subaccount Value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) “common” charges and deductions (as explained below) imposed under the Contract which are attributable to the hypothetical account.

The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The Money Market Subaccount’s yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Portfolio, the types of quality of portfolio securities held by the underlying Portfolio, and the underlying Portfolio’s operating expenses. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2002 were (-1.48%) and (-1.47%), respectively.

       TOTAL RETURNS

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.

Until a Subaccount has been in operation for 1, 5, and 10 years, respectively, we will include quotes of average annual total return for the period measured from the Subaccount’s inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any policies were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Contract charges currently in effect.

Average annual total returns reflect total underlying Portfolio expenses and certain Contract fees and charges assumed to apply to all Contract owners, including the mortality and expense risk charge (“Common Charges”). However, charges such as cost of insurance charges and the monthly expense charge, which are based on certain factors, such as the Insured’s age, sex, number of completed Contract years, Specified Amount, and risk class, and which therefore vary with each Contract, are not reflected in average annual total returns, nor are the premium expense charge or any charges assessed on surrender, partial surrender, or transfer (“Non-Common Charges”). If Non-Common Charges were deducted, performance would be significantly lower.

Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to the corresponding Portfolio. Without these reimbursements and waivers, performance would be lower.

The Funds have provided all performance information for the Portfolios, including any Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. None of the Funds is affiliated with us. While we have no reason to doubt the accuracy of the figures provided by the Funds, we do not represent that they are true and complete, and disclaim all responsibility for these figures.

Performance for any given past period is not an indication or representation of future performance. The performance of each Subaccount will fluctuate on a daily basis.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Common Charges currently in effect.

From time to time, sales literature or advertisements may also quote average annual total returns for the underlying Funds that reflect all underlying Fund fees and expenses, but do not reflect the deduction of Contract-level expenses (either Common Charges or Non-Common Charges). Because of the charges and deductions imposed under the Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Funds.

The following table shows average annual total return performance information for the Funds for the period ended December 31, 2002, based on the periods that the Funds have been in existence, adjusted to reflect only underlying Fund fees and expenses. If Common Charges and Non-Common Charges were deducted, performance would have been lower. These rates or return are not estimates, projections or guarantees of future performance.

 --------------------------------------------------------------------------------------------------------------------
                                                                                    For the 10-year
                                                   For the 1-year   For the 5-year    period ended   From the date
               Portfolio (Inception                 period ended     period ended       12/31/02      of Portfolio
                Date of Portfolio)                    12/31/02         12/31/02                        inception
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 MFS(R)Variable Insurance TrustSM
     MFS Emerging Growth Series                        X                X               X               X
     MFS Research Series                               X                X               X               X
     MFS Total Return Series                           X                X               X               X
     MFS Utilities Series                              X                X               X               X
     MFS Strategic Income Series                       X                X               X               X
     MFS Bond Series                                   X                X               X               X
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 American Century Variable Portfolios
     American Century VP Capital Appreciation          X                X               X               X
     American Century VP Income & Growth               X                X               X               X
     American Century VP International                 X                X               X               X
     American Century VP Value                         X                X               X               X
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Federated Insurance Series
     Federated American Leaders Fund II                X                X               X               X
     Federated High Income Bond Fund II                X                X               X               X
     Federated Prime Money Fund II                     X                X               X               X
     Federated International Small Company Fund        X                X               X               X
     II Corporation
 --------------------------------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund
     Appreciation Portfolio (Initial Class)            X                X               X               X
     Small Cap Portfolio (Initial Class)               X                X               X               X
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund (Initial Class)              X                X               X               X

 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund,         X                X               X               X
 Inc. (Initial Class)

 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Series Trust II
     JPMorgan U.S. Disciplined Equity Portfolio        X                X               X               X
     JPMorgan Small Company Portfolio                  X                X               X               X
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance Products
 Trust Manager
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
     Templeton Foreign Securities Fund                 X                X               X               X
     (Class 2) (formerly Templeton International
     Securities Fund)
     Franklin Small Cap Fund (Class 2)                 X                X               X               X
     Franklin Real Estate Fund (Class 2)               X                X               X               X
     Templeton Developing Markets Securities Fund      X                X               X               X
     (Class 2)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Calamos Advisors Trust
     Calamos Convertible Portfolio                     X                X               X               X
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds
     AIM V.I. Dent Demographic Trends Fund             X                X               X               X
     (Series I Shares)
     AIM V.I. New Technology Fund (Series I            X                X               X               X
     Shares)
     AIM V.I. Premier Equity Fund (Series I            X                X               X               X
     Shares)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Seligman Portfolios, Inc.
     Seligman Capital Portfolio (Class 2)              X                X               X               X
     Seligman Communications and Information           X                X               X               X
     Portfolio
        (Class 2)
 --------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION

       RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We don’t currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

       MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 4% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of the 4% minimum, but we are not obligated to do so. Current interest rates are influenced by, but don’t necessarily correspond to, prevailing general market interest rates. We will determine current rates. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from Premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out (“LIFO”) method. We may change the method of crediting from time to time, provided that such changes don’t have the effect of reducing the guaranteed rate of interest below 4%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which an amount is received or transferred).

       DELAY OF PAYMENT

We reserve the right to delay payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive the request.

       LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUM PAYMENTS AND BENEFITS.

Cost of insurance rates for Contracts generally distinguish between males and females. Thus, Premium Payments and benefits under Contracts covering males and females of the same Age will generally differ. (In some states, the cost of insurance rates don’t vary by sex.)

We also offer Contracts that don’t distinguish between male and female rates where required by state law. Employers and employee organizations considering purchase of a Contract should consult with their legal advisers to determine whether purchase of a Contract based on sex-distinct cost of insurance rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We will make available to such prospective purchasers Contracts with cost of insurance rates that don’t distinguish between males and females.

       REPORTS TO CONTRACT OWNERS

At least once each Contract Year, we will send you a report showing updated information about the Contract since the last report, including any information required by law. We will also send you an annual and semi-annual report for each Fund or Portfolio underlying a Subaccount to which you have allocated Contract Value. This will include a list of the securities held in each Fund, as required by the 1940 Act. In addition, we will send you written confirmation of all Contract transactions.

       EXPERTS

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2002 and 2001, and for the years then ended, and the statement of net assets of Kansas City Life Variable Life Separate Account as of December 31, 2002 and the related statements of operations and changes in net assets for each of the years in the two-year period then ended, except for those individual series operating for portions of such period as disclosed in the financial statements, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The Independent Auditor’s reports are also included herein and are provided in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Mark A. Milton, Senior Vice President and Actuary of Kansas City Life has examined actuarial matters in this Prospectus.

       LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws. William A. Schalekamp, General Counsel of Kansas City Life has passed on matters of Missouri law pertaining to the Contracts, including our right to issue the Contracts and our qualification to do so under applicable laws and regulations.

       ADDITIONAL INFORMATION

We have filed a registration statement under the Securities Act of 1933 with the SEC relating to the offering described in this prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC’s principal office in Washington, D.C. by paying the SEC’s prescribed fees.

       FINANCIAL STATEMENTS

The following financial statements for Kansas City Life are included in this Statement of Additional Information:

  balance sheets as of December 31, 2002 and 2001; and
  related statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 2002.

The following financial statements for the Variable Account are included in this Statement of Additional Information:

  statements of net assets for the Variable Account for the year ended December 31, 2002; and
  related statement of operations and changes in net assets for the periods ended December 31, 2002 and 2001.

Kansas City Life’s financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life’s financial statements only as an indication of Kansas City Life’s ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

                                                                                $1,000 ANNUAL PREMIUM
                                                                                  $100,000 SPECIFIED AMOUNT
                                                                                  COVERAGE OPTION A
                                                                            USING CURRENT COST OF INSURANCE RATES
                                                                               BONUS PAID BEGINNING IN YEAR 11
                                                                               Male, Standard Nonsmoker, Age 35
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return         12% Hypothetical Gross Investment Return
                                       -----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             -------------------------------------------------
End of Contract  Premiums Accumulated   Contract Value  Cash Surrender Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender   Death Benefit
      Year      at 5% Interest per Year                     Value                                           Value                                          Value
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                ------------------------
               1           X                  X               X              X               X                X              X              X                X               X
               2           X                  X               X              X               X                X              X              X                X               X
               3           X                  X               X              X               X                X              X              X                X               X
               4           X                  X               X              X               X                X              X              X                X               X
               5           X                  X               X              X               X                X              X              X                X               X
               6           X                  X               X              X               X                X              X              X                X               X
               7           X                  X               X              X               X                X              X              X                X               X
               8           X                  X               X              X               X                X              X              X                X               X
               9           X                  X               X              X               X                X              X              X                X               X
              10           X                  X               X              X               X                X              X              X                X               X
              11           X                  X               X              X               X                X              X              X                X               X
              12           X                  X               X              X               X                X              X              X                X               X
              13           X                  X               X              X               X                X              X              X                X               X
              14           X                  X               X              X               X                X              X              X                X               X
              15           X                  X               X              X               X                X              X              X                X               X
              20           X                  X               X              X               X                X              X              X                X               X
              25           X                  X               X              X               X                X              X              X                X               X
              30           X                  X               X              X               X                X              X              X                X               X
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

                                                                                $1,000 ANNUAL PREMIUM
                                                                              $100,000 SPECIFIED AMOUNT
                                                                                 COVERAGE OPTION A
                                                                          USING GUARANTEED COST OF INSURANCE RATES
                                                                                        NO BONUS PAID
                                                                              Male, Standard Nonsmoker, Age 35
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return        12% Hypothetical Gross Investment Return
                                       -----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             ------------------------------------------------
End of Contract  Premiums Accumulated   Contract Value  Cash Surrender Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender  Death Benefit
      Year      at 5% Interest per Year                     Value                                           Value                                          Value
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
               1           X                  X               X              X               X                X              X              X                X              X
               2           X                  X               X              X               X                X              X              X                X              X
               3           X                  X               X              X               X                X              X              X                X              X
               4           X                  X               X              X               X                X              X              X                X              X
               5           X                  X               X              X               X                X              X              X                X              X
               6           X                  X               X              X               X                X              X              X                X              X
               7           X                  X               X              X               X                X              X              X                X              X
               8           X                  X               X              X               X                X              X              X                X              X
               9           X                  X               X              X               X                X              X              X                X              X
              10           X                  X               X              X               X                X              X              X                X              X
              11           X                  X               X              X               X                X              X              X                X              X
              12           X                  X               X              X               X                X              X              X                X              X
              13           X                  X               X              X               X                X              X              X                X              X
              14           X                  X               X              X               X                X              X              X                X              X
              15           X                  X               X              X               X                X              X              X                X              X
              20           X                  X               X              X               X                X              X              X                X              X
              25           X                  X               X              X               X                X              X              X                X              X
              30           X                  X               X              X               X                X              X              X                X              X
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

                                                                                 $1,000 ANNUAL PREMIUM
                                                                                  $100,000 SPECIFIED AMOUNT
                                                                                      COVERAGE OPTION B
                                                                            USING CURRENT COST OF INSURANCE RATES
                                                                               BONUS PAID BEGINNING IN YEAR 11
                                                                              Male, Standard Nonsmoker, Age 35
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return        12% Hypothetical Gross Investment Return
                                       -----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             ------------------------------------------------
End of Contract  Premiums Accumulated  Contract Value  Cash Surrender  Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender  Death Benefit
      Year      at 5% Interest per Year                     Value                                           Value                                          Value
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
               1           X                  X               X              X               X                X              X              X                X              X
               2           X                  X               X              X               X                X              X              X                X              X
               3           X                  X               X              X               X                X              X              X                X              X
               4           X                  X               X              X               X                X              X              X                X              X
               5           X                  X               X              X               X                X              X              X                X              X
               6           X                  X               X              X               X                X              X              X                X              X
               7           X                  X               X              X               X                X              X              X                X              X
               8           X                  X               X              X               X                X              X              X                X              X
               9           X                  X               X              X               X                X              X              X                X              X
              10           X                  X               X              X               X                X              X              X                X              X
              11           X                  X               X              X               X                X              X              X                X              X
              12           X                  X               X              X               X                X              X              X                X              X
              13           X                  X               X              X               X                X              X              X                X              X
              14           X                  X               X              X               X                X              X              X                X              X
              15           X                  X               X              X               X                X              X              X                X              X
              20           X                  X               X              X               X                X              X              X                X              X
              25           X                  X               X              X               X                X              X              X                X              X
              30           X                  X               X              X               X                X              X              X                X              X
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

                                                                              $1,000 ANNUAL PREMIUM
                                                                                  $100,000 SPECIFIED AMOUNT
                                                                                      COVERAGE OPTION B
                                                                          USING GUARANTEED COST OF INSURANCE RATES
                                                                                        NO BONUS PAID
                                                                              Male, Standard Nonsmoker, Age 35
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return        12% Hypothetical Gross Investment Return
                                       -----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             ------------------------------------------------
End of Contract  Premiums Accumulated  Contract Value  Cash Surrender  Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender  Death Benefit
      Year      at 5% Interest per Year                     Value                                           Value                                          Value
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
               1           X                  X               X              X               X                X              X              X                X              X
               2           X                  X               X              X               X                X              X              X                X              X
               3           X                  X               X              X               X                X              X              X                X              X
               4           X                  X               X              X               X                X              X              X                X              X
               5           X                  X               X              X               X                X              X              X                X              X
               6           X                  X               X              X               X                X              X              X                X              X
               7           X                  X               X              X               X                X              X              X                X              X
               8           X                  X               X              X               X                X              X              X                X              X
               9           X                  X               X              X               X                X              X              X                X              X
              10           X                  X               X              X               X                X              X              X                X              X
              11           X                  X               X              X               X                X              X              X                X              X
              12           X                  X               X              X               X                X              X              X                X              X
              13           X                  X               X              X               X                X              X              X                X              X
              14           X                  X               X              X               X                X              X              X                X              X
              15           X                  X               X              X               X                X              X              X                X              X
              20           X                  X               X              X               X                X              X              X                X              X
              25           X                  X               X              X               X                X              X              X                X              X
              30           X                  X               X              X               X                X              X              X                X              X
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

                                                                             $1,000 ANNUAL PREMIUM
                                                                                 $100,000 SPECIFIED AMOUNT
                                                                                     COVERAGE OPTION A
                                                                           USING CURRENT COST OF INSURANCE RATES
                                                                              BONUS PAID BEGINNING IN YEAR 11
                                                                            Female, Standard Nonsmoker, Age 35
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return       12% Hypothetical Gross Investment Return
                                       -----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             ----------------------------------------------
End of Contract  Premiums Accumulated   Contract Value  Cash Surrender Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender     Death
      Year      at 5% Interest per Year                     Value                                           Value                                          Value        Benefit
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
               1           X                  X               X              X               X                X              X              X                X             X
               2           X                  X               X              X               X                X              X              X                X             X
               3           X                  X               X              X               X                X              X              X                X             X
               4           X                  X               X              X               X                X              X              X                X             X
               5           X                  X               X              X               X                X              X              X                X             X
               6           X                  X               X              X               X                X              X              X                X             X
               7           X                  X               X              X               X                X              X              X                X             X
               8           X                  X               X              X               X                X              X              X                X             X
               9           X                  X               X              X               X                X              X              X                X             X
              10           X                  X               X              X               X                X              X              X                X             X
              11           X                  X               X              X               X                X              X              X                X             X
              12           X                  X               X              X               X                X              X              X                X             X
              13           X                  X               X              X               X                X              X              X                X             X
              14           X                  X               X              X               X                X              X              X                X             X
              15           X                  X               X              X               X                X              X              X                X             X
              20           X                  X               X              X               X                X              X              X                X             X
              25           X                  X               X              X               X                X              X              X                X             X
              30           X                  X               X              X               X                X              X              X                X             X
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

                                                                             $1,000 ANNUAL PREMIUM
                                                                                 $100,000 SPECIFIED AMOUNT
                                                                                     COVERAGE OPTION A
                                                                         USING GUARANTEED COST OF INSURANCE RATES
                                                                                       NO BONUS PAID
                                                                            Female, Standard Nonsmoker, Age 35
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return       12% Hypothetical Gross Investment Return
                                       -----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             ----------------------------------------------
End of Contract  Premiums Accumulated   Contract Value  Cash Surrender Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender     Death
      Year      at 5% Interest per Year                     Value                                           Value                                          Value        Benefit
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
               1           X                  X               X              X               X                X              X              X                X             X
               2           X                  X               X              X               X                X              X              X                X             X
               3           X                  X               X              X               X                X              X              X                X             X
               4           X                  X               X              X               X                X              X              X                X             X
               5           X                  X               X              X               X                X              X              X                X             X
               6           X                  X               X              X               X                X              X              X                X             X
               7           X                  X               X              X               X                X              X              X                X             X
               8           X                  X               X              X               X                X              X              X                X             X
               9           X                  X               X              X               X                X              X              X                X             X
              10           X                  X               X              X               X                X              X              X                X             X
              11           X                  X               X              X               X                X              X              X                X             X
              12           X                  X               X              X               X                X              X              X                X             X
              13           X                  X               X              X               X                X              X              X                X             X
              14           X                  X               X              X               X                X              X              X                X             X
              15           X                  X               X              X               X                X              X              X                X             X
              20           X                  X               X              X               X                X              X              X                X             X
              25           X                  X               X              X               X                X              X              X                X             X
              30           X                  X               X              X               X                X              X              X                X             X
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

                                                                                    $1,000 ANNUAL PREMIUM
                                                                                 $100,000 SPECIFIED AMOUNT
                                                                                     COVERAGE OPTION B
                                                                           USING CURRENT COST OF INSURANCE RATES
                                                                              BONUS PAID BEGINNING IN YEAR 11
                                                                            Female, Standard Nonsmoker, Age 35
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return       12% Hypothetical Gross Investment Return
                                       -----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             ----------------------------------------------
End of Contract  Premiums Accumulated  Contract Value  Cash Surrender  Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender     Death
      Year      at 5% Interest per Year                     Value                                          Value                                           Value        Benefit
------------------------------------------------------------------------             ----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
               1           X                  X               X              X              X                X               X              X            X              X
               2           X                  X               X              X              X                X               X              X            X              X
               3           X                  X               X              X              X                X               X              X            X              X
               4           X                  X               X              X              X                X               X              X            X              X
               5           X                  X               X              X              X                X               X              X            X              X
               6           X                  X               X              X              X                X               X              X            X              X
               7           X                  X               X              X              X                X               X              X            X              X
               8           X                  X               X              X              X                X               X              X            X              X
               9           X                  X               X              X              X                X               X              X            X              X
              10           X                  X               X              X              X                X               X              X            X              X
              11           X                  X               X              X              X                X               X              X            X              X
              12           X                  X               X              X              X                X               X              X            X              X
              13           X                  X               X              X              X                X               X              X            X              X
              14           X                  X               X              X              X                X               X              X            X              X
              15           X                  X               X              X              X                X               X              X            X              X
              20           X                  X               X              X              X                X               X              X            X              X
              25           X                  X               X              X              X                X               X              X            X              X
              30           X                  X               X              X              X                X               X              X            X              X
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

                                                                                   $1,000 ANNUAL PREMIUM
                                                                                 $100,000 SPECIFIED AMOUNT
                                                                                     COVERAGE OPTION B
                                                                         USING GUARANTEED COST OF INSURANCE RATES
                                                                                       NO BONUS PAID
                                                                            Female, Standard Nonsmoker, Age 35
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                          0% Hypothetical Gross Investment Return        6% Hypothetical Gross Investment Return       12% Hypothetical Gross Investment Return
                                       ----------------------------------------------------------------------------------------------
----------------------------------------                                                                                             ----------------------------------------------
End of Contract  Premiums Accumulated  Contract Value  Cash Surrender  Death Benefit  Contract Value   Cash Surrender  Death Benefit  Contract Value  Cash Surrender     Death
      Year      at 5% Interest per Year                     Value                                           Value                                          Value        Benefit
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
               1           X                  X               X              X               X                X              X              X                X             X
               2           X                  X               X              X               X                X              X              X                X             X
               3           X                  X               X              X               X                X              X              X                X             X
               4           X                  X               X              X               X                X              X              X                X             X
               5           X                  X               X              X               X                X              X              X                X             X
               6           X                  X               X              X               X                X              X              X                X             X
               7           X                  X               X              X               X                X              X              X                X             X
               8           X                  X               X              X               X                X              X              X                X             X
               9           X                  X               X              X               X                X              X              X                X             X
              10           X                  X               X              X               X                X              X              X                X             X
              11           X                  X               X              X               X                X              X              X                X             X
              12           X                  X               X              X               X                X              X              X                X             X
              13           X                  X               X              X               X                X              X              X                X             X
              14           X                  X               X              X               X                X              X              X                X             X
              15           X                  X               X              X               X                X              X              X                X             X
              20           X                  X               X              X               X                X              X              X                X             X
              25           X                  X               X              X               X                X              X              X                X             X
              30           X                  X               X              X               X                X              X              X                X             X
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
You  should  not  assume  that  the  hypothetical  investment  rates of  return  shown  above  and  elsewhere  in this  prospectus  are representative  of past or future  investment  rates of return.  These rates are  hypothetical.  Actual  rates of return may be more or less than those shown. The actual rates will depend on a number of factors  including the investment  allocations you make,  prevailing rates and rates of  inflation.  The values for a Contract  will be different  from those shown if the actual  rates of return  averaged
0%, 6% or 12% over a period of years but also  fluctuated  above or below those averages for  individual  Contract  Years.  Neither we, nor any Fund,  can make the statement  that these  hypothetical  rates of return can be achieved for any one year or sustained over any period of time.

PART C
OTHER INFORMATION

Item 27. Exhibits

(a)    Board of Directors Resolutions.

Resolution of the Board of Directors of Kansas City Life Insurance Company establishing the Kansas City Life Variable Life Separate Account (1)

(b)    Custodian Agreements. Not Applicable.

(c)    Underwriting Contracts.

  Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (2)
  Schedule of Sales Commissions (3)

(d)    Contracts.

  Specimen Contract Form (1)
  Disability Continuance of Insurance Rider (2)
  Accidental Death Rider (2)
  Option to Increase Specified Amount Rider (2)
  Spouse's Term Insurance Rider (2)
  Children's Term Insurance Rider (2)
  Other Insured Term Insurance Rider (2)
  Extra Protection Rider (2)
  Disability Premium Benefit Rider (2)
  Temporary Life Insurance Agreement (2)
  Limited Aviation Rider (2)
  Unisex Contract Amendment (2)
  Extended Maturity Rider (4)
  Accelerated Death Benefit / Living Benefits Rider (5)

(e)    Applications.

Application Form (6)

(f)    Depositor's Certificate of Incorporation and By-Laws.

  Articles of Incorporation of Bankers Life Association of Kansas City (1)
  Restated Articles of Incorporation of Kansas City Life Insurance Company (1)
  By-Laws of Kansas City Life Insurance Company (1)

(g)    Reinsurance Contracts.*

(h)    Participation Agreements.

  Participation Agreement between Kansas City Life Insurance Company, MFS Variable Insurance Trust, and Massachusetts Financial Services Company (1)
  Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation (1)
  Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp. (1)
  Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and The Dreyfus Life and Annuity Index Fund, Inc. (7)
  Participation Agreement between Kansas City Life Insurance Company and J.P. Morgan Series Trust II (8)
  Participation Agreement between Kansas City Life Insurance Company and each of Calamos Insurance Trust, Calamos Asset Management, Inc. and Calamos Financial Services, Inc. (8)
  Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (9)
  Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) (8)
  Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp. (9)
  Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company. (9)
  Form of Fund Participation Agreement between Kansas City Life Insurance Company, Seligman Portfolios, Inc., and Seligman Advisors, Inc. (9)

(i)    Administrative Contracts. Not Applicable.

(j)    Other Material Contracts. Not Applicable.

(k)    Legal Opinion.

  Opinion and Consent of William A. Schalekamp, Esq. as to the legality of the securities being registered (3)

(l)    Actuarial Opinion. Opinion and Consent of Mark A. Milton, Senior Vice President and Actuary.*

(m)    Calculations.*

(n)    Other Opinions.

  Consent of KPMG LLP*
  Consent of Sutherland Asbill & Brennan LLP*

(o)    Omitted Financial Statements. Not Applicable.

(p)    Initial Capital Agreements. Not Applicable.

(q)    Redeemability Exemption. Memorandum describing issuance, transfer and redemption procedures. (8)

_________

*        To be filed by amendment

  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on August 2, 1995 (File No. 033-95354).
  Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on August 25, 1995 (File No. 033-89984).
  Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 1, 2002 (File No. 033-95354).
  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 1998 (File No. 033-95354).
  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on January 29, 1999 (File No. 033-95354).
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 4, 2001 (File No. 333-49000).
  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 18, 1997 (File No. 033-95354).
  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed on April 19, 1999 (File No. 033-95354).
  Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on August 28, 2000 (File No. 033-89984).

Item 28. Directors and Officers of the Depositor

              Name and Principal Business Address*                        Position and Offices with Depositor
              ------------------------------------                        -----------------------------------

Joseph Bixby..................................................     Director, Chairman of the Board
R. Philip Bixby ..............................................     Director, Vice Chairman of the Board, President
                                                                   and CEO
Tracy W. Knapp.............................................        Director, Senior Vice President, Finance
Robert C. Miller...........................................        Senior Vice President, Administrative Services
Charles R. Duffy, Jr.......................................        Senior Vice President, Operations
Bruce W. Gordon............................................        Director, Senior Vice President, Marketing
William A. Schalekamp.........................................     Director, Vice President, General Counsel and
                                                                   Secretary
Walter E. Bixby...............................................     Director
Freda Tilling.................................................     Assistant Treasurer
Daryl D. Jensen...............................................     Director
Nancy Bixby Hudson............................................     Director
Webb R. Gilmore...............................................     Director
Warren J. Hunzicker, M.D......................................     Director
Michael J. Ross...............................................     Director
Elizabeth T. Solberg..........................................     Director
Larry Winn, Jr. ..............................................     Director
William R. Blessing...........................................     Director
Cecil R. Miller...............................................     Director
Peter Hathaway, M.D...........................................     Vice President and Medical Director
Scott M. Stone................................................     Vice President, Securities
Mark A. Milton................................................     Senior Vice President and Actuary
Robert J. Milroy..............................................     Vice President, Policy Administration
Robert E. Janes...............................................     Assistant Vice President, Assistant Controller
David A. Laird................................................     Assistant Vice President, Assistant Controller

---------------------------------------------------------------------------------------------------------------------------------------

* The principal business address for each officer and director is 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                                                Percent Of Voting Securities Owned
                                                                                            ----------------
Name                                                     Jurisdiction
----                                                     ------------
Sunset Life Insurance Company of America                  Washington      Ownership of all voting securities by
                                                                          depositor
Sunset Financial Services, Inc.                           Washington      Ownership of all voting securities by
                                                                          Sunset Insurance Company of America
KCL Service Company                                        Missouri       Ownership of all voting securities by
                                                                          depositor
Lioness Realty Group, Inc.                                 Missouri       Ownership of all voting securities by
                                                                          depositor
Property Operating Company                                 Missouri       Ownership of all voting securities by
                                                                          depositor
Old American Insurance Company                             Missouri       Ownership of all voting securities by
                                                                          depositor
Contact Data, Inc.                                         Missouri       Ownership of all voting securities by
                                                                          depositor
Kansas City Life Financial Group, Inc.                     Missouri       Ownership of all voting securities by
                                                                          depositor

Item 30. Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article XII:

        1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

        3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

        4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

        5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

        6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

        7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

        8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

        9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

        10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

        11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

        12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

        13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

        14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

        Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

        Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

  Other Activity. In addition to Kansas City Life Variable Life Separate Account, Sunset Financial Services, Inc. is the principal underwriter for policies offered by Kansas City Life Insurance Company through Kansas City Life Variable Annuity Separate Account.

  Management. The directors and principal officers of Sunset Financial Services, Inc. are as follows:
           Name and Principal                            Positions and Offices
           Business Address*                             with Sunset Financial Services, Inc.
           -----------------                             ------------------------------------
           Gregory E. Smith                              President, Director
           Daryl D. Jensen                               Director
           Gary K. Hoffman                               Secretary, Director
           Robert E. Janes                               Treasurer
           Bruce W. Gordon                               Chairman of the Board and Director
           Walter E. Bixby                               Director
           R. Philip Bixby                               Director
           Kelly T. Ullom                                Vice President
           Bruce Oberdling                               Vice President
           Donald E. Krebs                               Vice President
           Chris M. Heller                               Vice President
           Susanna J. Denney                             Assistant Vice President
           Janice L. Brandt                              Assistant Vice President
           Kim Kirkman                                   Assistant Vice President
-----------

*         The Principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

(c)       Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                      (2)                     (3)                     (4)                    (5)
  Name of Principal        Net Underwriting
     Underwriter             Discounts and          Compensation on      Brokerage Commissions          Other
     -----------                                                   -               -----------
                              Commissions              Redemption                                   Compensation
                           -----------------           ----------                                   ------------
   Sunset Financial         $                             None                    N/A                    N/A
    Services, Inc.

Item 32. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life Insurance Company at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 33. Management Services

All management contracts are discussed in Part A or Part B.

Item 34. Fee Representation

Kansas City Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Kansas City Life Variable Life Separate Account, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Kansas City and the State of Missouri on the 27th day of January, 2003.

[Seal]                        Kansas City Life Variable
                              Life Separate Account
                              Registrant

                              Kansas City Life Insurance Company

                              Depositor

Attest:  /s/William A. Schalekamp                    By: /s/R. Philip Bixby
            William A. Schalekamp                    R. Philip Bixby, President,
                                                     CEO, and Vice Chairman of
                                                     the Board

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                Title                               Date

/s/R. Philip Bixby       President, CEO, and Vice Chairman    January 27, 2003
R. Philip Bixby          of the Board

/s/Tracy W. Knapp        Director                             January 27, 2003
Tracy W. Knapp          (Principal Financial Officer)

/s/ J. R. Bixby          Chairman of the Board and            January 27, 2003
J.R. Bixby               Director

/s/Walter E. Bixby       Director                             January 27, 2003
Walter E. Bixby

/s/Daryl D. Jensen       Director                             January 27, 2003
Daryl D. Jensen

/s/William A. Schalekamp Director                             January 27, 2003
William A. Schalekamp

/s/Bruce W. Gordon       Director                             January 27, 2003
Bruce W. Gordon

/s/Webb R. Gilmore       Director                             January 27, 2003
Webb R. Gilmore

/s/Warren J. Hunzicker, M.D.
Warren J. Hunzicker, M.D. Director                            January 27, 2003

/s/Michael J. Ross       Director                             January 27, 2003
Michael J. Ross

/s/Elizabeth T. Solberg
Elizabeth T. Solberg     Director                             January 27, 2003

/s/E. Larry Winn, Jr.    Director                             January 27, 2003
E. Larry Winn, Jr.

/s/Nancy Bixby Hudson    Director                             January 27, 2003
Nancy Bixby Hudson

/s/William R. Blessing   Director                             January 27, 2003
William R. Blessing

/s/Cecil R. Miller       Director                             January 27, 2003
Cecil R. Miller